United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950
(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-05-31

Date of Reporting Period: 2024-05-31

Item 1. Reports to Stockholders

Federated Hermes Tax-Free Obligations Fund

Advisor Shares TBVXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$21	0.21%

Key Fund Statistics

Net Assets	$4,679,633,676
Number of Investments	306
Total Advisory Fees Paid	$4,704,164

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
69.5%
Commercial Paper
19.8%
Municipal Notes
11.9%

Value	Value
Municipal Notes	11.9%
Commercial Paper	19.8%
Variable Rate Demand Instruments	69.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	3.1%
91 - 180 Days	6.8%
31 - 90 Days	26.0%
8 - 30 Days	4.3%
1 - 7 Days	61.0%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919411

Q450528-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Service Shares TBSXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Key Fund Statistics

Net Assets	$4,679,633,676
Number of Investments	306
Total Advisory Fees Paid	$4,704,164

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	11.9%
Commercial Paper	19.8%
Variable Rate Demand Instruments	69.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	3.1%
91 - 180 Days	6.8%
31 - 90 Days	26.0%
8 - 30 Days	4.3%
1 - 7 Days	61.0%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N880

Q450528-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash Series Shares MFSXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Fund Holdings

Top Security Types (% of Net Assets)

Variable Rate Demand Instruments
72.6%
Municipal Notes
16.7%
Commercial Paper
11.0%

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	4.5%
91 - 180 Days	4.5%
31 - 90 Days	28.3%
8 - 30 Days	4.4%
1 - 7 Days	58.6%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919650

Q450516-F (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Investment Shares MOIXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Shares	$77	0.76%

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	4.5%
91 - 180 Days	4.5%
31 - 90 Days	28.3%
8 - 30 Days	4.4%
1 - 7 Days	58.6%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919635

Q450516-B (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Cash II Shares MODXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$92	0.91%

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	4.5%
91 - 180 Days	4.5%
31 - 90 Days	28.3%
8 - 30 Days	4.4%
1 - 7 Days	58.6%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919668

Q450516-E (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Automated Shares MOTXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$47	0.46%

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	4.5%
91 - 180 Days	4.5%
31 - 90 Days	28.3%
8 - 30 Days	4.4%
1 - 7 Days	58.6%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 608919643

Q450516-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Capital Shares MFCXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$32	0.31%

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	4.5%
91 - 180 Days	4.5%
31 - 90 Days	28.3%
8 - 30 Days	4.4%
1 - 7 Days	58.6%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N633

Q450516-G (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Tax-Free Obligations Fund

Wealth Shares TBIXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Tax-Free Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Key Fund Statistics

Net Assets	$4,679,633,676
Number of Investments	306
Total Advisory Fees Paid	$4,704,164

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	11.9%
Commercial Paper	19.8%
Variable Rate Demand Instruments	69.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	3.1%
91 - 180 Days	6.8%
31 - 90 Days	26.0%
8 - 30 Days	4.3%
1 - 7 Days	61.0%

Annual Shareholder Report

Federated Hermes Tax-Free Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N401

Q450528-A (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Wealth Shares MOFXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$21	0.21%

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	4.5%
91 - 180 Days	4.5%
31 - 90 Days	28.3%
8 - 30 Days	4.4%
1 - 7 Days	58.6%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N658

Q450516-C (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes Municipal Obligations Fund

Service Shares MOSXX

Annual Shareholder Report - May 31, 2024

A Portfolio of Federated Hermes Money Market Obligations Trust

This annual shareholder report contains important information about the Federated Hermes Municipal Obligations Fund (the "Fund") for the period of June 1, 2023 to May 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$47	0.46%

Key Fund Statistics

Net Assets	$4,495,209,731
Number of Investments	319
Total Advisory Fees Paid	$4,514,532

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Commercial Paper	11.0%
Municipal Notes	16.7%
Variable Rate Demand Instruments	72.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or more	4.5%
91 - 180 Days	4.5%
31 - 90 Days	28.3%
8 - 30 Days	4.4%
1 - 7 Days	58.6%

Annual Shareholder Report

Federated Hermes Municipal Obligations Fund

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the imposition of liquidity fees is no longer tied to the Fund’s weekly liquid assets.

Effective April 2, 2024, the Fund may impose discretionary liquidity fees on redemptions subject to a determination by the Fund’s Board of Trustees, or its delegate, that such liquidity fee is in the Fund’s best interests. Any such fee may not exceed 2% of the value of the shares redeemed and would generally be imposed, if at all, during periods of extraordinary market stress.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 60934N641

Q450516-D (07/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $411,218

Fiscal year ended 2023 - $384,255

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $5,755 and $0 respectively. Fiscal year ended 2024- Audit consent fee for N-14 merger document.

(c)       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,
(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and
(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and
(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA
(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $180,214

Fiscal year ended 2023 - $355,616

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.3%
		Alabama—2.1%
$ 1,840,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017 A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	$ 1,846,542
8,800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 4.200%, 6/3/2024	8,800,000
5,280,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,280,000
16,900,000		Decatur, AL IDB (Nucor Steel Decatur LLC), (Series 2003-A) Weekly VRDNs, (Nucor Corp. GTD), 3.720%, 6/5/2024	16,900,000
9,450,000		Walker County, AL Economic and Industrial Development Authority (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 4.250%, 6/3/2024	9,450,000
7,200,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 4.200%, 6/3/2024	7,200,000
35,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2023) Weekly VRDNs, 3.900%, 6/6/2024	35,000,000
8,200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 4.200%, 6/3/2024	8,200,000
		TOTAL	92,676,542
		Arizona—0.6%
12,630,000		Arizona State Development Authority (Casa Grande AH I LLLP), Mizuho 3a-7 (Series 2024-MIZ9160) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	12,630,000
4,690,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	4,690,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.270%, 6/6/2024	5,610,000
1,300,000		Phoenix, AZ Civic Improvement Corp. - Airport System, (Series A), 5.000%, 7/1/2024	1,301,323
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	2,502,664
1,185,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Senior Lien, 5.000%, 7/1/2024	1,185,657
		TOTAL	27,919,644
		Arkansas—0.1%
3,550,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 3.700%, 6/5/2024	3,550,000
		California—14.0%
5,270,000		Berkeley, CA TRANs, 5.000%, 7/24/2024	5,276,572
21,590,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	21,590,000
6,755,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 6/6/2024	6,755,000
11,280,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	11,280,000
21,920,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	21,920,000
1,885,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,885,000
47,500,000		California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), (Series 2020A) TOBs, (United States Treasury GTD), 3.950%, Mandatory Tender 1/30/2025	47,500,000
14,750,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020) TOBs, (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 6/3/2024	14,750,000
5,680,000		California Statewide Communities Development Authority (Fountain Park), Mizuho 3a-7 (Series 2023-MIZ9122) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	5,680,000
10,400,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.580%, Mandatory Tender 6/18/2024	10,400,000
10,300,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	10,300,000
5,700,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9121) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	5,700,000
6,615,000		California Statewide Communities Development Authority (TRG - Copeland Creek LP), Mizuho 3a-7 (Series 2023-MIZ9135) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,615,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 5,500,000		California Statewide Communities Development Authority MFH (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	$ 5,500,000
12,000,000		Los Angeles County, CA TRANs, 5.000%, 6/28/2024	12,011,064
85,050,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	85,050,000
60,415,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2022-MIZ9090) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	60,415,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.760%, 6/6/2024	75,000,000
98,455,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	98,455,000
28,045,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	28,045,000
85,560,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	85,560,000
7,780,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	7,780,000
		TOTAL	627,467,636
		Colorado—2.4%
24,720,000		Colorado Health Facilities Authority (CommonSpirit Health), Golden Blue 3a-7 (Series 2022-017) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	24,720,000
2,045,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.460%, 6/6/2024	2,045,000
4,615,000		Colorado HFA (Acme Manufacturing Co., Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.840%, 6/6/2024	4,615,000
1,070,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.530%, 6/6/2024	1,070,000
1,010,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.880%, 6/6/2024	1,010,000
1,500,000		Colorado State (Colorado State Education Loan Program), (Series B) TRANs, (Colorado State LIQ), 4.500%, 6/28/2024	1,500,471
5,745,000		Colorado State Education Loan Program, (Series B) TRANs, (Colorado State LIQ), 5.000%, 6/28/2024	5,749,343
13,015,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Tender Option Bond Trust Receipts (Series 2018 XM0715) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.660%, 6/6/2024	13,015,000
28,115,000		Denver, CO City & County Department of Aviation, (Series 2018A), 5.000%, 12/1/2024	28,253,985
18,620,000		Denver, CO City & County Department of Aviation, (Series 2022D), 5.000%, 11/15/2024	18,727,184
9,000,000		Denver, CO City and County Board of Water Commissioners, (Series 2023A), CP, (Bank of America N.A. LIQ), 3.500%, Mandatory Tender 9/5/2024	9,000,000
		TOTAL	109,705,983
		District of Columbia—0.0%
1,950,000		Metropolitan Washington, DC Airports Authority, (Series A), 5.000%, 10/1/2024	1,958,233
		Florida—5.8%
5,500,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Weekly VRDNs, 3.550%, 6/5/2024	5,500,000
5,015,000		Broward County, FL Airport System, (Series A), 5.000%, 10/1/2024	5,023,067
4,435,000		Broward County, FL HFA (ML Casa V LP), 3a-7 (BAML-6018) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	4,435,000
1,335,000		Greater Orlando, FL Aviation Authority, (Series C), 5.000%, 10/1/2024	1,337,581
5,650,000		Hillsborough County, FL HFA (Brandywine Housing, Ltd.), (Series 2006: Brandywine Apartments) Weekly VRDNs, (Citibank N.A., New York LOC), 3.380%, 6/5/2024	5,650,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.400%, 6/6/2024	25,000,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.500%, 6/6/2024	11,830,000
7,500,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (Series 2023-XF1609) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	7,500,000
6,450,650		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,450,650
7,105,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	7,105,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 6,000,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), Mizuho 3a-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	$ 6,000,000
29,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024A) Weekly VRDNs, 3.650%, 6/6/2024	29,000,000
32,500,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024B) Weekly VRDNs, 3.700%, 6/6/2024	32,500,000
4,400,000		Miami-Dade County, FL Seaport Department, (Series B-1), CP, (Bank of America N.A. LOC), 3.750%, Mandatory Tender 7/17/2024	4,400,000
66,545,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), Golden Blue 3A-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	66,545,000
35,385,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Weekly VRDNs, 3.550%, 6/5/2024	35,385,000
5,300,000		Sumter County, FL IDA (American Cement Co. LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 3.660%, 6/6/2024	5,300,000
		TOTAL	258,961,298
		Georgia—5.6%
1,000,000		Atlanta, GA Airport General Revenue, (Series C), 5.000%, 7/1/2024	1,001,212
13,600,000		Atlanta, GA Airport General Revenue, (Series M-2), CP, (Bank of America N.A. LOC), 3.730%, Mandatory Tender 7/2/2024	13,600,000
1,045,000		Atlanta, GA Airport General Revenue, 5.000%, 7/1/2024	1,045,576
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.500%, 6/6/2024	9,750,000
4,900,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 4.250%, 6/3/2024	4,900,000
66,470,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 4.250%, 6/3/2024	66,470,000
11,010,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 4.250%, 6/3/2024	11,010,000
8,515,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 3.500%, 6/6/2024	8,515,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 3.500%, 6/6/2024	10,000,000
300,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.570%, 6/6/2024	300,000
25,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.500%, 6/6/2024	25,000,000
17,940,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.600%, 6/6/2024	17,940,000
7,000,000		Municipal Electric Authority of Georgia, (Series B), CP, (TD Bank, N.A. LOC), 3.450%, Mandatory Tender 6/5/2024	7,000,000
1,455,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.620%, 6/6/2024	1,455,000
72,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 3.520%, 6/5/2024	72,250,000
1,215,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 3.620%, 6/6/2024	1,215,000
		TOTAL	251,451,788
		Hawaii—0.1%
5,685,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 3.810%, 6/6/2024	5,685,000
		Illinois—3.1%
2,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 6/3/2024	2,600,000
4,270,000		Chicago, IL O’Hare International Airport, (Series A), 5.000%, 1/1/2025	4,290,398
51,620,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	51,620,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1379) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/6/2024	8,000,000
9,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	9,600,000
31,700,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	31,700,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1042) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/6/2024	8,000,000
15,200,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1044) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/6/2024	15,200,000
9,355,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	9,355,000
		TOTAL	140,365,398
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—3.5%
$ 5,855,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 3.500%, 6/6/2024	$ 5,855,000
14,350,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 3.440%, 6/5/2024	14,350,000
125,000,000		Indiana Finance Authority (Brightmark Circularity Center Ashley 2 LLC), Morgan Stanley 3a-7 (Series 2024-MS-0022) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(United States Treasury GTD), 3.860%, Optional Tender 7/25/2024	125,000,000
12,755,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (FHLB of Boston LOC), 3.570%, 6/6/2024	12,755,000
		TOTAL	157,960,000
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	5,300,000
13,985,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	13,985,000
		TOTAL	19,285,000
		Kansas—1.4%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 3.520%, 6/5/2024	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 3.520%, 6/5/2024	21,000,000
9,850,000		Hamilton County, KS (R.C. Geven Farms, LLC), (Series 2024A) Weekly VRDNs, (CoBank, ACB LOC), 3.570%, 6/6/2024	9,850,000
8,075,000		Kansas State Development Finance Authority (OPG Canterbury Partners LLC), Mizuho 3a-7 (Series 2024-MIZ9173) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,075,000
12,000,000		Meade County, KS (High Plains Ponderosa Dairy LLC) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	12,000,000
4,269,997		Wichita, KS (Steele Shadybrook Estates LLC), Mizuho 3a-7 (Series 2024-MIZ9159) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,269,997
		TOTAL	65,194,997
		Kentucky—3.4%
15,115,000		Kentucky Asset/Liability Commission (Kentucky Asset/Liability Commission-Federal Highway), (Garvee 2024 Series A), 5.000%, 9/1/2024	15,163,217
10,000,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038) TOBs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.610%, Optional Tender 7/25/2024	10,000,000
23,900,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 3.450%, 6/7/2024	23,900,000
30,300,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series B) Weekly VRDNs, 3.510%, 6/7/2024	30,300,000
7,500,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 4.620%, 6/3/2024	7,500,000
19,700,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.620%, 6/3/2024	19,700,000
44,740,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.600%, 6/3/2024	44,740,000
		TOTAL	151,303,217
		Louisiana—2.3%
10,885,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 3.650%, 6/5/2024	10,885,000
3,900,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.700%, 6/5/2024	3,900,000
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 3.450%, 6/5/2024	14,200,000
5,000,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC), (Series 2023) TOBs, (United States Treasury GTD), 4.000%, Mandatory Tender 6/25/2024	5,000,000
12,700,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 3.540%, 6/5/2024	12,700,000
18,650,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2003) Weekly VRDNs, 3.540%, 6/5/2024	18,650,000
5,569,283		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Mizuho 3a-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,569,283
31,450,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.650%, 6/5/2024	31,450,000
		TOTAL	102,354,283
		Maine—0.5%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.320%, 6/5/2024	22,260,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—1.3%
$ 7,065,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	$ 7,065,000
5,700,000		Baltimore County, MD (Riderwood Village Obligated Group), 3a-7 Credit Enhanced (Series 2022-029) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	5,700,000
27,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	27,000,000
8,200,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	8,200,000
8,310,000		Maryland State Economic Development Corp. (Woodington Gardens Affordable LLC), Tender Option Bond Trust Certificates (Series 2024-XF3222) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,310,000
		TOTAL	56,275,000
		Massachusetts—1.0%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 3.900%, Mandatory Tender 7/1/2024	10,000,000
27,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.850%, Mandatory Tender 6/10/2024	27,000,000
7,000,000		Massachusetts Water Resources Authority, (Series 2016), CP, (TD Bank, N.A. LOC), 3.650%, Mandatory Tender 6/13/2024	7,000,000
		TOTAL	44,000,000
		Michigan—0.3%
6,835,000		Michigan State HDA: Multi-Family (Alderwood Estates), (Series 2005) Weekly VRDNs, (FHLB of Cincinnati LOC), 3.510%, 6/6/2024	6,835,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.570%, 6/6/2024	5,250,000
2,385,000		Wayne County, MI Airport Authority, (Series B), 5.000%, 12/1/2024	2,396,581
		TOTAL	14,481,581
		Minnesota—0.2%
10,200,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys Corp.) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.570%, 6/6/2024	10,200,000
		Mississippi—0.7%
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2012) Weekly VRDNs, 3.550%, 6/5/2024	13,000,000
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.600%, 6/5/2024	13,000,000
4,100,000		Mississippi Home Corp, Tender Option Bond Trust Receipts (Series 2022-XF3022) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,100,000
		TOTAL	30,100,000
		Missouri—0.4%
5,501,184		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,501,184
2,888,712		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	2,888,712
6,000,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 6/3/2024	6,000,000
4,295,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,295,000
1,310,000		St. Louis, MO Airport Revenue, (Series 2017B), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2024	1,310,513
		TOTAL	19,995,409
		Montana—0.2%
10,975,000		Montana State Board of Housing (Butte Affordable Housing Solutions LP), Mizuho 3a-7 (Series 2020-MIZ9027) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	10,975,000
		Multi-State—8.8%
17,500,000		BNY Mellon Municipal Bond Infrastructure Fund, PUTTERs (3a-7) (Series 5054) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.760%, 6/6/2024	17,500,000
174,400,000		DWS Municipal Income Trust, PUTTERs 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.760%, 6/6/2024	174,400,000
56,905,000		DWS Strategic Municipal Income, PUTTERs (3a-7) (Series 5056) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.760%, 6/6/2024	56,905,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 11,700,000		FHLMC (Multifamily Housing Revenue Bond Pass-Through Certificates), (Series M-28-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 3.660%, 6/6/2024	$ 11,700,000
77,131,000		FHLMC (Multifamily Housing Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 4.140%, 6/6/2024	77,131,000
21,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	21,000,000
15,100,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	15,100,000
5,000,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	5,000,000
17,600,000		PIMCO Flexible Municipal Income Fund, PUTTERs (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	17,600,000
		TOTAL	396,336,000
		Nebraska—0.5%
15,000,000		Nebraska Investment Finance Authority (Blackshirt Feeders LP), (Series 2024) Weekly VRDNs, (Bank of Montreal LOC), 3.570%, 6/6/2024	15,000,000
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 3.720%, 6/5/2024	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 3.720%, 6/5/2024	1,875,000
		TOTAL	24,375,000
		Nevada—0.1%
1,130,000		Clark County, NV Airport System, (Series 2021B), 5.000%, 7/1/2024	1,130,714
3,330,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (2017 Series B), 5.000%, 7/1/2024	3,332,832
1,155,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.710%, 6/6/2024	1,155,000
		TOTAL	5,618,546
		New Hampshire—0.2%
7,500,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.660%, Optional Tender 6/20/2024	7,500,000
		New Jersey—6.2%
2,247,000		Allamuchy Township, NJ BANs, 4.500%, 9/20/2024	2,248,961
4,613,000		Allendale, NJ BANs, 4.000%, 2/21/2025	4,621,038
1,939,000		Alpine Borough, NJ BANs, 4.500%, 8/14/2024	1,940,125
1,415,000		Barnegat Light, NJ BANs, 4.500%, 7/31/2024	1,415,668
9,750,000		Beach Haven, NJ BANs, 4.250%, 5/1/2025	9,778,282
15,053,000		Carteret, NJ BANs, 4.000%, 5/30/2025	15,096,265
1,889,070		Clinton, NJ BANs, 4.250%, 7/31/2024	1,890,144
4,145,860		Cranbury Township, NJ BANs, 4.125%, 1/29/2025	4,150,493
2,060,707		Delanco Township, NJ BANs, 4.500%, 6/28/2024	2,061,364
5,840,000		Delran Township, NJ BANs, 4.500%, 8/29/2024	5,848,211
2,200,000		Demarest, NJ BANs, 4.500%, 3/12/2025	2,207,194
3,200,000		Demarest, NJ BANs, 4.500%, 6/13/2024	3,200,509
3,873,000		Dunellen, NJ BANs, 4.250%, 1/17/2025	3,878,833
1,342,500		Englishtown, NJ BANs, 4.750%, 8/7/2024	1,343,332
7,647,000		Essex Fells, NJ BANs, 4.250%, 3/4/2025	7,656,941
9,690,000		Fairview, NJ BANs, 4.250%, 8/23/2024	9,697,402
4,930,950		Galloway Township, NJ BANs, 4.500%, 1/15/2025	4,941,331
5,770,000		Garwood, NJ BANs, 4.500%, 8/2/2024	5,775,832
1,987,245		Gibbsboro, NJ BANs, 4.500%, 3/25/2025	1,993,455
3,782,000		Haddon Heights, NJ, (Series A) BANs, 4.000%, 1/17/2025	3,785,429
2,500,000		Hamilton Township, NJ BANs, 4.500%, 9/12/2024	2,503,202
2,911,000		Haworth Borough, NJ BANs, 4.500%, 7/12/2024	2,912,787
7,336,736		Hillsborough Township, NJ BANs, 4.250%, 2/14/2025	7,369,163
3,000,000		Hillsdale Borough, NJ BANs, 4.250%, 8/23/2024	3,002,094
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 1,865,000		Lawrence Township, NJ BANs, 4.500%, 6/5/2025	$ 1,868,917
6,760,397		Leonia, NJ BANs, 4.000%, 2/28/2025	6,770,046
2,000,000		Lindenwold, NJ BANs, 4.500%, 8/29/2024	2,001,887
4,585,000		Longport, NJ BANs, 4.500%, 7/3/2024	4,587,701
3,050,800		Lopatcong, NJ BANs, 4.500%, 7/2/2024	3,051,802
3,161,625		Lumberton Township, NJ BANs, 4.500%, 9/27/2024	3,167,502
5,002,250		Mantua Township, NJ BANs, 4.500%, 6/19/2024	5,003,397
1,984,620		Moonachie, NJ BANs, 4.500%, 7/12/2024	1,985,474
1,245,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.610%, 6/7/2024	1,245,000
30,000,000		New Jersey Housing & Mortgage Finance Agency, Barclays 3a-7 Credit Enhanced (Series 2024-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	30,000,000
5,669,000		North Arlington, NJ BANs, 4.500%, 8/2/2024	5,674,543
4,700,000		Oakland Borough, NJ BANs, 4.250%, 9/20/2024	4,705,807
2,388,000		Old Tappan, NJ BANs, 4.250%, 3/7/2025	2,392,375
2,500,000		Pitman, NJ BANs, 4.000%, 2/28/2025	2,502,134
7,070,000		Ramsey, NJ BANs, 4.250%, 1/3/2025	7,088,082
3,892,000		Readington Township, NJ BANs, 4.500%, 10/2/2024	3,898,912
2,882,800		Roxbury Township, NJ BANs, 4.000%, 2/28/2025	2,886,914
6,955,000		Saddle River, NJ BANs, 4.250%, 6/6/2025	6,985,115
5,052,000		Saddle River, NJ BANs, 4.500%, 6/6/2024	5,052,398
4,140,000		Somers Point, NJ BANs, 4.500%, 8/31/2024	4,143,492
29,000,000		Stone Harbor, NJ BANs, 4.750%, 10/11/2024	29,055,165
1,470,000		Wanaque Borough, NJ BANs, 4.250%, 12/19/2024	1,473,469
2,530,795		Washington Borough, NJ BANs, 4.750%, 10/11/2024	2,534,729
5,944,000		Washington Township (Morris County), NJ BANs, 4.500%, 8/23/2024	5,951,778
4,999,000		Waterford Township, NJ, (Series A) BANs, 4.500%, 1/31/2025	5,011,910
2,000,000		West Wildwood, NJ BANs, 4.250%, 2/25/2025	2,003,523
1,875,100		West Wildwood, NJ BANs, 4.500%, 2/25/2025	1,878,925
1,875,100		West Wildwood, NJ BANs, 4.500%, 6/13/2024	1,875,219
6,221,000		Woodcliff Lake, NJ BANs, 4.500%, 9/20/2024	6,229,513
4,649,000		Wyckoff Township, NJ BANs, 4.000%, 6/11/2025	4,657,926
4,000,000		Wyckoff Township, NJ BANs, 4.500%, 6/13/2024	4,000,612
		TOTAL	279,002,322
		New Mexico—0.1%
2,670,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	2,670,000
		New York—3.9%
11,445,000		Alexander, NY CSD BANs, 4.500%, 6/28/2024	11,450,277
4,550,000		Alexandria, NY CSD BANs, 4.750%, 6/28/2024	4,553,071
1,000,000		Cassadaga Valley, NY CSD BANs, 4.500%, 8/1/2024	1,000,882
8,000,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	8,000,000
3,800,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.400%, 6/6/2024	3,800,000
9,000,000		Hempstead, NY Union Free School District BANs, 4.250%, 7/11/2024	9,001,757
6,000,000		Hempstead, NY Union Free School District, (Series A) BANs, 4.000%, 7/11/2024	6,000,829
6,350,000		Herkimer, NY CSD BANs, 4.750%, 6/21/2024	6,353,173
3,415,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 3.470%, 6/6/2024	3,415,000
14,080,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.650%, 6/5/2024	14,080,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.810%, 6/6/2024	$ 72,800,000
7,000,000		Perry CSD, NY BANs, 4.500%, 6/28/2024	7,003,227
17,050,963		Saugerties, NY CSD BANs, 4.500%, 6/28/2024	17,059,076
3,000,000		Tioga, NY CSD, (Series A) BANs, 4.750%, 6/28/2024	3,001,875
6,891,090		Walton, NY CSD BANs, 4.500%, 6/27/2024	6,894,389
		TOTAL	174,413,556
		North Carolina—0.6%
17,300,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.700%, 6/5/2024	17,300,000
6,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.700%, 6/5/2024	6,700,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.620%, 6/6/2024	3,000,000
		TOTAL	27,000,000
		Ohio—1.5%
2,550,000		Forest Park, OH BANs, (Ohio State GTD), 4.500%, 5/21/2025	2,564,260
20,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 3.600%, Mandatory Tender 6/3/2024	20,000,000
5,500,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.580%, Mandatory Tender 6/18/2024	5,500,000
16,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	16,100,000
5,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.550%, Mandatory Tender 6/5/2024	5,000,000
10,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.750%, Mandatory Tender 8/1/2024	10,000,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	7,000,000
1,700,000		Youngstown, OH BANs, (Ohio State GTD), 4.625%, 7/3/2024	1,701,137
		TOTAL	67,865,397
		Oklahoma—2.6%
21,750,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 3.500%, 6/5/2024	21,750,000
30,400,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.450%, 6/5/2024	30,400,000
53,355,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 3.500%, 6/5/2024	53,355,000
10,235,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	10,235,000
		TOTAL	115,740,000
		Oregon—0.7%
10,000,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.630%, Mandatory Tender 6/5/2024	10,000,000
1,400,000		Port of Portland, OR Airport, (Series 26C), 5.000%, 7/1/2024	1,401,482
19,525,000		Port of Portland, OR Airport, (Series B), CP, (Bank of America N.A. LOC), 3.800%, Mandatory Tender 6/26/2024	19,525,000
		TOTAL	30,926,482
		Pennsylvania—0.4%
4,335,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Tender Option Bond Trust Certificates (Series 2023-ZF3170) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.540%, 6/6/2024	4,335,000
2,000,000		Philadelphia, PA Airport System, (Series 2015A), 5.000%, 6/15/2024	2,000,847
4,790,000		Philadelphia, PA Airport System, (Series B), 5.000%, 7/1/2024	4,792,412
7,490,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2024	7,492,932
787,674		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Mizuho 3a-7 (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	787,674
		TOTAL	19,408,865
		Rhode Island—0.3%
13,000,000		Cranston, RI, (Series 1) BANs, 4.250%, 8/21/2024	13,014,327
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Carolina—1.2%
$ 21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 3.720%, 6/5/2024	$ 21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 3.720%, 6/5/2024	10,100,000
6,980,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,980,000
13,388,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	13,388,000
		TOTAL	51,968,000
		South Dakota—0.3%
12,500,000		South Dakota Economic Development Finance Authority (Riverview, LLP Washington Dairy Project), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	12,500,000
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 3.570%, 6/6/2024	3,000,000
		TOTAL	15,500,000
		Tennessee—2.7%
5,300,000		Covington, TN IDB (Charms Co.), (Series 1992) Weekly VRDNs, (Bank of America N.A. LOC), 3.650%, 6/5/2024	5,300,000
7,500,000		Memphis-Shelby County, TN Airport Authority, (Series 2020B), 5.000%, 7/1/2024	7,503,936
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (Nucor Corp. GTD), 3.720%, 6/5/2024	25,620,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.800%, Mandatory Tender 6/3/2024	25,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/24/2024	25,000,000
21,400,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/29/2024	21,400,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2024), CP, 3.650%, Mandatory Tender 7/8/2024	10,000,000
		TOTAL	119,823,936
		Texas—18.9%
10,250,000		Austin, TX Airport System, Tender Option Bond Trust Certificates (Series 2022-XG0427) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.660%, 6/6/2024	10,250,000
57,500,000		Dallas-Fort Worth, TX International Airport, (Series II), CPX, 4.000%, Mandatory Tender 7/2/2024	57,500,957
8,465,000		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,465,000
3,600,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 9/3/2024	3,600,000
20,735,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	20,735,000
4,670,000		Houston, TX Airport System, (Series C), 5.000%, 7/1/2024	4,672,674
4,580,000		Houston, TX Airport System, Tender Option Bond Trust Certificates (Series 2023-ZF3215) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.540%, 6/6/2024	4,580,000
11,695,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.700%, 6/5/2024	11,695,000
4,000,000		Jewett, TX Economic Development Corp. (Nucor Corp.), (Series 2003) Weekly VRDNs, 3.720%, 6/5/2024	4,000,000
3,445,000		Love Field Airport Modernization Corp., TX, General Airport Revenue Bonds (Series 2015), 5.000%, 11/1/2024	3,451,234
10,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A) TOBs, (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 6/3/2024	10,000,000
9,500,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B) TOBs, (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 6/3/2024	9,500,000
3,000,000		Northeast TX Housing Finance Corp, Mizuho 3a-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,000,000
12,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2000) Weekly VRDNs, 3.540%, 6/5/2024	12,500,000
8,000,000		Port Arthur Navigation District, TX IDC (Route 86 Biogas, LLC), (Series 2023) Weekly VRDNs, (CoBank, ACB LOC), 3.570%, 6/6/2024	8,000,000
107,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 4.650%, 6/3/2024	107,600,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 4.800%, 6/3/2024	19,500,000
20,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 4.800%, 6/3/2024	20,000,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 40,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 4.800%, 6/3/2024	$ 40,800,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 4.800%, 6/3/2024	35,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 3.820%, 6/5/2024	25,000,000
1,900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.400%, 6/3/2024	1,900,000
15,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.400%, 6/3/2024	15,200,000
2,400,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.500%, 6/3/2024	2,400,000
70,950,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 3.750%, 6/5/2024	70,950,000
93,575,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.750%, 6/5/2024	93,575,000
1,750,000		San Antonio, TX Airport, (Series A), 5.000%, 7/1/2024	1,750,956
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.500%, Mandatory Tender 10/18/2024	20,000,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.780%, Mandatory Tender 8/1/2024	25,000,000
45,000,000		San Antonio, TX Electric & Gas System, (Series B), CP, 3.950%, Mandatory Tender 9/20/2024	45,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.500%, 6/6/2024	15,000,000
20,000,000		Texas Tech University System (The Board of Regents of), CP Notes (Series A), CP, 3.600%, Mandatory Tender 6/3/2024	20,000,000
9,840,000		Travis County, TX Housing Finance Corp. (AT South First - Slaughter LP), Mizuho Tender Option Bond Certificates (Series 2024-XF3216) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	9,840,000
20,000,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), Mizuho 3a-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	20,000,000
9,000,000		University of North Texas System, (Series B), CPX, 3.750%, Mandatory Tender 6/5/2024	9,000,000
12,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.670%, Mandatory Tender 8/7/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.520%, Mandatory Tender 8/6/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 8/7/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/1/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/3/2024	12,000,000
20,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 3.580%, Mandatory Tender 6/11/2024	20,000,000
		TOTAL	849,465,821
		Utah—0.1%
4,070,000		Salt Lake City, UT Airport Revenue, (Series A), 5.000%, 7/1/2024	4,072,956
		Virginia—0.6%
5,400,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 3.530%, 6/6/2024	5,400,000
5,745,000		Chesapeake, VA Redevelopment and Housing Authority (Great Bridge Apartments LLC), BAML (3a-7) (Series 2023-BAML6014) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.540%, 6/6/2024	5,745,000
15,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022) TOBs, (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	15,000,000
		TOTAL	26,145,000
		Washington—0.7%
2,860,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 11/1/2024	2,860,000
20,225,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Weekly VRDNs, (PNC Bank, N.A. LOC), 3.400%, 6/5/2024	20,225,000
8,220,000		Seattle Chinatown International District, WA Preservation and Development Authority (Lot On The Hill LLLP), Mizuho 3a-7 (Series 2024-MIZ9156) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,220,000
1,050,000		Washington State Economic Development Finance Authority (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.570%, 6/6/2024	1,050,000
		TOTAL	32,355,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—0.5%
$ 1,260,000		Maple, WI School District TRANs, 5.250%, 10/17/2024	$ 1,262,723
1,550,000		Milwaukee County, WI Airport, (Series A), 5.000%, 12/1/2024	1,559,022
16,079,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	16,079,000
570,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.670%, 6/6/2024	570,000
1,765,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 3.580%, 6/6/2024	1,765,000
		TOTAL	21,235,745
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[2]	4,508,562,962
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(13,353,231)
		TOTAL NET ASSETS—100%	$4,495,209,731
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.34% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

In valuing the Fund’s assets as of May 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.020	0.000[2]	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.034	0.020	0.000[2]	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.034)	(0.020)	(0.000)[2]	(0.000)[2]	(0.009)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.034)	(0.020)	(0.000)[2]	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.45%	1.99%	0.04%	0.01%	0.91%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.56%	0.27%	0.33%	0.56%
Net investment income	3.40%	0.51%	0.03%	0.01%	0.90%
Expense waiver/reimbursement[5]	0.08%	0.08%	0.38%	0.32%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,377	$14,098	$700,243	$683,243	$818,565

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.031	0.017	0.000[2]	0.000[2]	0.007
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.031	0.017	0.000[2]	0.000[2]	0.007
Less Distributions:
Distributions from net investment income	(0.031)	(0.017)	(0.000)[2]	(0.000)[2]	(0.007)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.031)	(0.017)	(0.000)[2]	(0.000)[2]	(0.007)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.15%	1.76%	0.02%	0.01%	0.71%
Ratios to Average Net Assets:
Net expenses[4]	0.76%	0.78%	0.27%	0.35%	0.78%
Net investment income	3.16%	1.93%	0.01%	0.01%	0.77%
Expense waiver/reimbursement[5]	0.11%	0.12%	0.63%	0.54%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,744	$1,342	$2,874	$4,756	$11,112

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.023	0.001	0.001	0.012
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.037	0.023	0.001	0.001	0.013
Less Distributions:
Distributions from net investment income	(0.037)	(0.023)	(0.001)	(0.001)	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.037)	(0.023)	(0.001)	(0.001)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.71%	2.34%	0.12%	0.13%	1.27%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.19%	0.21%	0.21%
Net investment income	3.65%	2.38%	0.13%	0.12%	1.24%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.11%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,746,330	$2,371,755	$1,772,201	$1,372,803	$1,510,434

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.021	0.001	0.000[2]	0.010
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.034	0.021	0.001	0.000[2]	0.010
Less Distributions:
Distributions from net investment income	(0.034)	(0.021)	(0.001)	(0.000)[2]	(0.010)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.034)	(0.021)	(0.001)	(0.000)[2]	(0.010)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.46%	2.09%	0.05%	0.02%	1.01%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.46%	0.25%	0.34%	0.46%
Net investment income	3.40%	2.03%	0.05%	0.02%	0.98%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.30%	0.20%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$204,398	$213,084	$232,943	$255,785	$515,994

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.030	0.016	0.000[2]	0.000[2]	0.006
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.030	0.016	0.000[2]	0.000[2]	0.006
Less Distributions:
Distributions from net investment income	(0.030)	(0.016)	(0.000)[2]	(0.000)[2]	(0.006)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.030)	(0.016)	(0.000)[2]	(0.000)[2]	(0.006)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.00%	1.64%	0.01%	0.01%	0.60%
Ratios to Average Net Assets:
Net expenses[4]	0.91%	0.90%	0.29%	0.31%	0.88%
Net investment income	2.96%	1.59%	0.01%	0.01%	0.60%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.71%	0.69%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,911	$58,942	$71,843	$74,123	$44,704

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.028	0.015	0.000[2]	0.000[2]	0.005
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.028	0.015	0.000[2]	0.000[2]	0.005
Less Distributions:
Distributions from net investment income	(0.028)	(0.015)	(0.000)[2]	(0.000)[2]	(0.005)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.028)	(0.015)	(0.000)[2]	(0.000)[2]	(0.005)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	2.88%	1.53%	0.01%	0.01%	0.49%
Ratios to Average Net Assets:
Net expenses[4]	1.02%	1.01%	0.29%	0.32%	0.99%
Net investment income	2.84%	1.48%	0.01%	0.01%	0.49%
Expense waiver/reimbursement[5]	0.22%	0.24%	0.97%	0.93%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$165,380	$196,830	$237,579	$288,115	$240,445

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.036	0.022	0.001	0.001	0.012
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.036	0.022	0.001	0.001	0.012
Less Distributions:
Distributions from net investment income	(0.036)	(0.022)	(0.001)	(0.001)	(0.012)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.036)	(0.022)	(0.001)	(0.001)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.61%	2.24%	0.09%	0.06%	1.16%
Ratios to Average Net Assets:
Net expenses[4]	0.31%	0.31%	0.21%	0.28%	0.31%
Net investment income	3.55%	2.26%	0.07%	0.06%	1.16%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.19%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$287,070	$231,540	$195,389	$289,938	$359,491

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$4,508,562,962
Income receivable	30,503,156
Receivable for investments sold	8,720,418
Receivable for shares sold	14,056,834
Total Assets	4,561,843,370
Liabilities:
Payable for investments purchased	57,295,239
Payable for shares redeemed	5,230,025
Payable to bank	2,775,512
Income distribution payable	848,630
Payable for investment adviser fee (Note 5)	14,275
Payable for administrative fee (Note 5)	9,473
Payable for distribution services fee (Note 5)	88,502
Payable for other service fees (Notes 2 and 5)	131,129
Accrued expenses (Note 5)	240,854
Total Liabilities	66,633,639
Net assets for 4,494,705,017 shares outstanding	$4,495,209,731
Net Assets Consist of:
Paid-in capital	$4,494,684,706
Total distributable earnings (loss)	525,025
Total Net Assets	$4,495,209,731
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$25,376,830 ÷ 25,373,973 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$12,743,608 ÷ 12,742,173 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$3,746,329,717 ÷ 3,745,908,529 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$204,397,931 ÷ 204,374,920 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$53,911,447 ÷ 53,905,381 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$165,380,479 ÷ 165,361,867 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$287,069,719 ÷ 287,038,174 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended May 31, 2024

Investment Income:
Interest	$151,253,760
Expenses:
Investment adviser fee (Note 5)	7,821,386
Administrative fee (Note 5)	3,043,324
Custodian fees	116,731
Transfer agent fees (Note 2)	326,527
Directors’/Trustees’ fees (Note 5)	17,160
Auditing fees	30,192
Legal fees	11,296
Portfolio accounting fees	254,754
Distribution services fee (Note 5)	1,277,867
Other service fees (Notes 2 and 5)	1,420,718
Share registration costs	262,125
Printing and postage	47,286
Miscellaneous (Note 5)	19,032
TOTAL EXPENSES	14,648,398
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(3,306,854)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(250,309)
TOTAL WAIVERS AND REIMBURSEMENT	(3,557,163)
Net expenses	11,091,235
Net investment income	140,162,525
Net realized gain on investments	522,643
Change in net assets resulting from operations	$140,685,168
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended May 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$140,162,525	$64,701,315
Net realized gain (loss)	522,643	955
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	140,685,168	64,702,270
Distributions to Shareholders:
Automated Shares	(600,383)	(440,831)
Investment Shares	(124,380)	(68,482)
Wealth Shares	(116,155,504)	(50,565,796)
Service Shares	(7,218,972)	(4,594,001)
Cash II Shares	(1,691,898)	(1,087,067)
Cash Series Shares	(5,054,288)	(3,221,215)
Capital Shares	(9,316,817)	(4,793,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(140,162,242)	(64,770,620)
Share Transactions:
Proceeds from sale of shares	7,612,993,834	7,058,692,521
Net asset value of shares issued to shareholders in payment of distributions declared	128,728,700	59,807,000
Cost of shares redeemed	(6,334,626,092)	(7,243,912,415)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,407,096,442	(125,412,894)
Change in net assets	1,407,619,368	(125,481,244)
Net Assets:
Beginning of period	3,087,590,363	3,213,071,607
End of period	$4,495,209,731	$3,087,590,363
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $3,557,163 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended May 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$4,652	$—
Investment Shares	3,111	—
Wealth Shares	71,188	—
Service Shares	4,784	—
Cash II Shares	54,941	—
Cash Series Shares	181,962	(53,384)
Capital Shares	5,889	(3)
TOTAL	$326,527	$(53,387)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$39,033
Investment Shares	9,841
Service Shares	523,804
Cash II Shares	143,104
Cash Series Shares	444,867
Capital Shares	260,069
TOTAL	$1,420,718
For the year ended May 31, 2024, the Fund’s Wealth Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2024		Year Ended 5/31/2023
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	48,287	$48,287	49,145	$49,145
Shares issued to shareholders in payment of distributions declared	591	591	439	439
Shares redeemed	(37,602)	(37,602)	(735,718)	(735,718)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	11,276	$11,276	(686,134)	$(686,134)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	28,447	$28,447	15,656	$15,656
Shares issued to shareholders in payment of distributions declared	101	101	68	68
Shares redeemed	(17,148)	(17,148)	(17,255)	(17,255)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	11,400	$11,400	(1,531)	$(1,531)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	6,216,478	$6,216,478	5,433,953	$5,433,953
Shares issued to shareholders in payment of distributions declared	106,756	106,756	46,800	46,800
Shares redeemed	(4,949,095)	(4,949,095)	(4,881,158)	(4,881,158)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,374,139	$1,374,139	599,595	$599,595
	Year Ended 5/31/2024		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	478,713	$478,713	591,162	$591,162
Shares issued to shareholders in payment of distributions declared	5,433	5,433	3,547	3,547
Shares redeemed	(492,856)	(492,856)	(614,563)	(614,563)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,710)	$(8,710)	(19,854)	$(19,854)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	43,007	$43,007	47,329	$47,329
Shares issued to shareholders in payment of distributions declared	1,678	1,678	1,076	1,076
Shares redeemed	(49,722)	(49,722)	(61,304)	(61,304)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(5,037)	$(5,037)	(12,899)	$(12,899)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	342,535	$342,535	484,712	$484,712
Shares issued to shareholders in payment of distributions declared	5,012	5,012	3,171	3,171
Shares redeemed	(379,016)	(379,016)	(528,628)	(528,628)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(31,469)	$(31,469)	(40,745)	$(40,745)
Annual Financial Statements and Additional Information

	Year Ended 5/31/2024		Year Ended 5/31/2023
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	455,526	$455,526	436,735	$436,735
Shares issued to shareholders in payment of distributions declared	9,157	9,157	4,706	4,706
Shares redeemed	(409,186)	(409,186)	(405,286)	(405,286)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,497	$55,497	36,155	$36,155
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,407,096	$1,407,096	(125,413)	$(125,413)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$140,156,399	$64,580,563
Ordinary income[1]	$5,843	$120,971
Long-term capital gains	$—	$69,086

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$2,382
Undistributed ordinary income[1]	$393,694
Undistributed long-term capital gains	$128,949
TOTAL	$525,025

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2024, the Adviser voluntarily waived $3,306,854 of its fee and voluntarily reimbursed $53,387 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Annual Financial Statements and Additional Information

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$9,841	$(1,181)
Cash II Shares	200,346	—
Cash Series Shares	1,067,680	(195,741)
TOTAL	$1,277,867	$(196,922)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2024, FSC retained $180,678 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2024, FSSC received $1,283 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $775,184,000 and $1,181,194,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the year ended May 31, 2024, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered
Annual Financial Statements and Additional Information

into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Municipal Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (7/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	Wealth | MOFXX

Federated Hermes Municipal Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.3%
		Alabama—2.1%
$ 1,840,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017 A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	$ 1,846,542
8,800,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 4.200%, 6/3/2024	8,800,000
5,280,000		Cooperative District of Fort Spanish, AL, Tender Option Bond Trust Receipts (Series 2021-XF2958) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,280,000
16,900,000		Decatur, AL IDB (Nucor Steel Decatur LLC), (Series 2003-A) Weekly VRDNs, (Nucor Corp. GTD), 3.720%, 6/5/2024	16,900,000
9,450,000		Walker County, AL Economic and Industrial Development Authority (Alabama Power Co.), (Second Series 2023) Daily VRDNs, 4.250%, 6/3/2024	9,450,000
7,200,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 4.200%, 6/3/2024	7,200,000
35,000,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2023) Weekly VRDNs, 3.900%, 6/6/2024	35,000,000
8,200,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 4.200%, 6/3/2024	8,200,000
		TOTAL	92,676,542
		Arizona—0.6%
12,630,000		Arizona State Development Authority (Casa Grande AH I LLLP), Mizuho 3a-7 (Series 2024-MIZ9160) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	12,630,000
4,690,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	4,690,000
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 3.270%, 6/6/2024	5,610,000
1,300,000		Phoenix, AZ Civic Improvement Corp. - Airport System, (Series A), 5.000%, 7/1/2024	1,301,323
2,500,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Junior Lien Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2024	2,502,664
1,185,000		Phoenix, AZ Civic Improvement Corp. - Airport System, Senior Lien, 5.000%, 7/1/2024	1,185,657
		TOTAL	27,919,644
		Arkansas—0.1%
3,550,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 3.700%, 6/5/2024	3,550,000
		California—14.0%
5,270,000		Berkeley, CA TRANs, 5.000%, 7/24/2024	5,276,572
21,590,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	21,590,000
6,755,000		California Health Facilities Financing Authority (CommonSpirit Health), Mizuho 3a-7 (Series 2022-MIZ9099) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.560%, 6/6/2024	6,755,000
11,280,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	11,280,000
21,920,000		California HFA, Tender Option Bond Trust Certificates (Series 2023-XF3087) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	21,920,000
1,885,000		California HFA, Tender Option Bond Trust Floater Certificates (Series 2022-XF3059) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,885,000
47,500,000		California Infrastructure & Economic Development Bank (Brightline West Passenger Rail Project), (Series 2020A) TOBs, (United States Treasury GTD), 3.950%, Mandatory Tender 1/30/2025	47,500,000
14,750,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020) TOBs, (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 6/3/2024	14,750,000
5,680,000		California Statewide Communities Development Authority (Fountain Park), Mizuho 3a-7 (Series 2023-MIZ9122) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	5,680,000
10,400,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.580%, Mandatory Tender 6/18/2024	10,400,000
10,300,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	10,300,000
5,700,000		California Statewide Communities Development Authority (Northwest Gateway Apartments LP), Mizuho 3a-7 (Series 2023-MIZ9121) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	5,700,000
6,615,000		California Statewide Communities Development Authority (TRG - Copeland Creek LP), Mizuho 3a-7 (Series 2023-MIZ9135) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,615,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 5,500,000		California Statewide Communities Development Authority MFH (Prospera Homestead Partners LP), Mizuho 3a-7 (Series 2024-MIZ9166) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	$ 5,500,000
12,000,000		Los Angeles County, CA TRANs, 5.000%, 6/28/2024	12,011,064
85,050,000		Los Angeles, CA Community Redevelopment Agency (DWF V Hollywood & Vine, LP), Mizuho 3a-7 (Series 2022-MIZ9089) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	85,050,000
60,415,000		Los Angeles, CA Community Redevelopment Agency (DWF V Wilshire Vermont, LP), Mizuho 3a-7 (Series 2022-MIZ9090) Daily VRDNs, (FHLMC GTD)/(Mizuho Bank Ltd. LIQ), 4.650%, 6/3/2024	60,415,000
75,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.760%, 6/6/2024	75,000,000
98,455,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3a-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	98,455,000
28,045,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	28,045,000
85,560,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	85,560,000
7,780,000		Whittier, CA Health Facility Revenue Bonds (Presbyterian Intercommunity Hospital Obligated Group), Golden Blue 3a-7 (Series 2018-030) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	7,780,000
		TOTAL	627,467,636
		Colorado—2.4%
24,720,000		Colorado Health Facilities Authority (CommonSpirit Health), Golden Blue 3a-7 (Series 2022-017) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	24,720,000
2,045,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.460%, 6/6/2024	2,045,000
4,615,000		Colorado HFA (Acme Manufacturing Co., Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.840%, 6/6/2024	4,615,000
1,070,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.530%, 6/6/2024	1,070,000
1,010,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.880%, 6/6/2024	1,010,000
1,500,000		Colorado State (Colorado State Education Loan Program), (Series B) TRANs, (Colorado State LIQ), 4.500%, 6/28/2024	1,500,471
5,745,000		Colorado State Education Loan Program, (Series B) TRANs, (Colorado State LIQ), 5.000%, 6/28/2024	5,749,343
13,015,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Tender Option Bond Trust Receipts (Series 2018 XM0715) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.660%, 6/6/2024	13,015,000
28,115,000		Denver, CO City & County Department of Aviation, (Series 2018A), 5.000%, 12/1/2024	28,253,985
18,620,000		Denver, CO City & County Department of Aviation, (Series 2022D), 5.000%, 11/15/2024	18,727,184
9,000,000		Denver, CO City and County Board of Water Commissioners, (Series 2023A), CP, (Bank of America N.A. LIQ), 3.500%, Mandatory Tender 9/5/2024	9,000,000
		TOTAL	109,705,983
		District of Columbia—0.0%
1,950,000		Metropolitan Washington, DC Airports Authority, (Series A), 5.000%, 10/1/2024	1,958,233
		Florida—5.8%
5,500,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Weekly VRDNs, 3.550%, 6/5/2024	5,500,000
5,015,000		Broward County, FL Airport System, (Series A), 5.000%, 10/1/2024	5,023,067
4,435,000		Broward County, FL HFA (ML Casa V LP), 3a-7 (BAML-6018) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	4,435,000
1,335,000		Greater Orlando, FL Aviation Authority, (Series C), 5.000%, 10/1/2024	1,337,581
5,650,000		Hillsborough County, FL HFA (Brandywine Housing, Ltd.), (Series 2006: Brandywine Apartments) Weekly VRDNs, (Citibank N.A., New York LOC), 3.380%, 6/5/2024	5,650,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.400%, 6/6/2024	25,000,000
11,830,000		Miami-Dade County, FL (County of Miami-Dade Seaport Department), Tender Option Bond Trust Certificates (2022-XF2988) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.500%, 6/6/2024	11,830,000
7,500,000		Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (Series 2023-XF1609) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	7,500,000
6,450,650		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,450,650
7,105,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	7,105,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 6,000,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), Mizuho 3a-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	$ 6,000,000
29,000,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024A) Weekly VRDNs, 3.650%, 6/6/2024	29,000,000
32,500,000		Miami-Dade County, FL IDA (Florida Power & Light Co.), (Series 2024B) Weekly VRDNs, 3.700%, 6/6/2024	32,500,000
4,400,000		Miami-Dade County, FL Seaport Department, (Series B-1), CP, (Bank of America N.A. LOC), 3.750%, Mandatory Tender 7/17/2024	4,400,000
66,545,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), Golden Blue 3A-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	66,545,000
35,385,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Weekly VRDNs, 3.550%, 6/5/2024	35,385,000
5,300,000		Sumter County, FL IDA (American Cement Co. LLC), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 3.660%, 6/6/2024	5,300,000
		TOTAL	258,961,298
		Georgia—5.6%
1,000,000		Atlanta, GA Airport General Revenue, (Series C), 5.000%, 7/1/2024	1,001,212
13,600,000		Atlanta, GA Airport General Revenue, (Series M-2), CP, (Bank of America N.A. LOC), 3.730%, Mandatory Tender 7/2/2024	13,600,000
1,045,000		Atlanta, GA Airport General Revenue, 5.000%, 7/1/2024	1,045,576
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.500%, 6/6/2024	9,750,000
4,900,000		Bartow County, GA Development Authority (Georgia Power Co.), (First Series 2022) Daily VRDNs, 4.250%, 6/3/2024	4,900,000
66,470,000		Bartow County, GA Development Authority (Georgia Power Co.), (Second Series 2022) Daily VRDNs, 4.250%, 6/3/2024	66,470,000
11,010,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 4.250%, 6/3/2024	11,010,000
8,515,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 3.500%, 6/6/2024	8,515,000
10,000,000		Columbus, GA Development Authority (Lumpkin Park Partners, Ltd.), (Series 2008) Weekly VRDNs, (FHLMC LOC), 3.500%, 6/6/2024	10,000,000
300,000		Fitzgerald & Ben Hill County, GA Development Authority (Agri-Products, Inc.), (Series 2007) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.570%, 6/6/2024	300,000
25,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.500%, 6/6/2024	25,000,000
17,940,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.600%, 6/6/2024	17,940,000
7,000,000		Municipal Electric Authority of Georgia, (Series B), CP, (TD Bank, N.A. LOC), 3.450%, Mandatory Tender 6/5/2024	7,000,000
1,455,000		Savannah, GA EDA (Consolidated Utilities, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.620%, 6/6/2024	1,455,000
72,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 3.520%, 6/5/2024	72,250,000
1,215,000		Wayne County, GA, IDA (Sierra International Machinery LLC), (Series 2011) Weekly VRDNs, (Truist Bank LOC), 3.620%, 6/6/2024	1,215,000
		TOTAL	251,451,788
		Hawaii—0.1%
5,685,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 3.810%, 6/6/2024	5,685,000
		Illinois—3.1%
2,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.500%, 6/3/2024	2,600,000
4,270,000		Chicago, IL O’Hare International Airport, (Series A), 5.000%, 1/1/2025	4,290,398
51,620,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Certificates (Series 2022-XM1078) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	51,620,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1379) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/6/2024	8,000,000
9,600,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XF1424) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	9,600,000
31,700,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1038) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.540%, 6/6/2024	31,700,000
8,000,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1042) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/6/2024	8,000,000
15,200,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2022-XM1044) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.560%, 6/6/2024	15,200,000
9,355,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	9,355,000
		TOTAL	140,365,398
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—3.5%
$ 5,855,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 3.500%, 6/6/2024	$ 5,855,000
14,350,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003B) Weekly VRDNs, 3.440%, 6/5/2024	14,350,000
125,000,000		Indiana Finance Authority (Brightmark Circularity Center Ashley 2 LLC), Morgan Stanley 3a-7 (Series 2024-MS-0022) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(United States Treasury GTD), 3.860%, Optional Tender 7/25/2024	125,000,000
12,755,000		Indianapolis, IN MFH (Pedcor Investments-2006-LXXXVIII LP), (Series 2007A: Forest Ridge Apartments) Weekly VRDNs, (FHLB of Boston LOC), 3.570%, 6/6/2024	12,755,000
		TOTAL	157,960,000
		Iowa—0.4%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	5,300,000
13,985,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	13,985,000
		TOTAL	19,285,000
		Kansas—1.4%
10,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007A) Weekly VRDNs, 3.520%, 6/5/2024	10,000,000
21,000,000		Burlington, KS (Evergy Metro, Inc.), (Series 2007B) Weekly VRDNs, 3.520%, 6/5/2024	21,000,000
9,850,000		Hamilton County, KS (R.C. Geven Farms, LLC), (Series 2024A) Weekly VRDNs, (CoBank, ACB LOC), 3.570%, 6/6/2024	9,850,000
8,075,000		Kansas State Development Finance Authority (OPG Canterbury Partners LLC), Mizuho 3a-7 (Series 2024-MIZ9173) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,075,000
12,000,000		Meade County, KS (High Plains Ponderosa Dairy LLC) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	12,000,000
4,269,997		Wichita, KS (Steele Shadybrook Estates LLC), Mizuho 3a-7 (Series 2024-MIZ9159) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,269,997
		TOTAL	65,194,997
		Kentucky—3.4%
15,115,000		Kentucky Asset/Liability Commission (Kentucky Asset/Liability Commission-Federal Highway), (Garvee 2024 Series A), 5.000%, 9/1/2024	15,163,217
10,000,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038) TOBs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.610%, Optional Tender 7/25/2024	10,000,000
23,900,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series A) Weekly VRDNs, 3.450%, 6/7/2024	23,900,000
30,300,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (2007 Series B) Weekly VRDNs, 3.510%, 6/7/2024	30,300,000
7,500,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 4.620%, 6/3/2024	7,500,000
19,700,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.620%, 6/3/2024	19,700,000
44,740,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.600%, 6/3/2024	44,740,000
		TOTAL	151,303,217
		Louisiana—2.3%
10,885,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 3.650%, 6/5/2024	10,885,000
3,900,000		Calcasieu Parish, LA, IDB (HydroServe Westlake, LLC), (Series 1998) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 3.700%, 6/5/2024	3,900,000
14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 3.450%, 6/5/2024	14,200,000
5,000,000		Louisiana Local Government Environmental Facilities CDA (American Biocarbon, CT LLC), (Series 2023) TOBs, (United States Treasury GTD), 4.000%, Mandatory Tender 6/25/2024	5,000,000
12,700,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2002) Weekly VRDNs, 3.540%, 6/5/2024	12,700,000
18,650,000		Louisiana Public Facilities Authority (Air Products & Chemicals, Inc.), (Series 2003) Weekly VRDNs, 3.540%, 6/5/2024	18,650,000
5,569,283		Louisiana State Housing Corporation (Peace Lake Louisiana Tower Community, LP), Mizuho 3a-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,569,283
31,450,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.650%, 6/5/2024	31,450,000
		TOTAL	102,354,283
		Maine—0.5%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 3.320%, 6/5/2024	22,260,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Maryland—1.3%
$ 7,065,000		Baltimore County, MD (Oak Crest Village, Inc.), 3a-7 Credit Enhanced Trust (Series 2022-032) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	$ 7,065,000
5,700,000		Baltimore County, MD (Riderwood Village Obligated Group), 3a-7 Credit Enhanced (Series 2022-029) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	5,700,000
27,000,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	27,000,000
8,200,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	8,200,000
8,310,000		Maryland State Economic Development Corp. (Woodington Gardens Affordable LLC), Tender Option Bond Trust Certificates (Series 2024-XF3222) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,310,000
		TOTAL	56,275,000
		Massachusetts—1.0%
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 3.900%, Mandatory Tender 7/1/2024	10,000,000
27,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.850%, Mandatory Tender 6/10/2024	27,000,000
7,000,000		Massachusetts Water Resources Authority, (Series 2016), CP, (TD Bank, N.A. LOC), 3.650%, Mandatory Tender 6/13/2024	7,000,000
		TOTAL	44,000,000
		Michigan—0.3%
6,835,000		Michigan State HDA: Multi-Family (Alderwood Estates), (Series 2005) Weekly VRDNs, (FHLB of Cincinnati LOC), 3.510%, 6/6/2024	6,835,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.570%, 6/6/2024	5,250,000
2,385,000		Wayne County, MI Airport Authority, (Series B), 5.000%, 12/1/2024	2,396,581
		TOTAL	14,481,581
		Minnesota—0.2%
10,200,000		Minnesota Agricultural and Economic Development Board (Spectro Alloys Corp.) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.570%, 6/6/2024	10,200,000
		Mississippi—0.7%
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2012) Weekly VRDNs, 3.550%, 6/5/2024	13,000,000
13,000,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (Series 2019) Weekly VRDNs, 3.600%, 6/5/2024	13,000,000
4,100,000		Mississippi Home Corp, Tender Option Bond Trust Receipts (Series 2022-XF3022) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,100,000
		TOTAL	30,100,000
		Missouri—0.4%
5,501,184		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,501,184
2,888,712		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	2,888,712
6,000,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 6/3/2024	6,000,000
4,295,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3a-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,295,000
1,310,000		St. Louis, MO Airport Revenue, (Series 2017B), (Assured Guaranty Municipal Corp. INS), 5.000%, 7/1/2024	1,310,513
		TOTAL	19,995,409
		Montana—0.2%
10,975,000		Montana State Board of Housing (Butte Affordable Housing Solutions LP), Mizuho 3a-7 (Series 2020-MIZ9027) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	10,975,000
		Multi-State—8.8%
17,500,000		BNY Mellon Municipal Bond Infrastructure Fund, PUTTERs (3a-7) (Series 5054) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.760%, 6/6/2024	17,500,000
174,400,000		DWS Municipal Income Trust, PUTTERs 3a-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.760%, 6/6/2024	174,400,000
56,905,000		DWS Strategic Municipal Income, PUTTERs (3a-7) (Series 5056) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.760%, 6/6/2024	56,905,000
Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$ 11,700,000		FHLMC (Multifamily Housing Revenue Bond Pass-Through Certificates), (Series M-28-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 3.660%, 6/6/2024	$ 11,700,000
77,131,000		FHLMC (Multifamily Housing Revenue Bond Pass-Through Certificates), Floater Certificates (Series M017-A) Weekly VRDNs, (FHLMC GTD)/(FHLMC LIQ), 4.140%, 6/6/2024	77,131,000
21,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	21,000,000
15,100,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	15,100,000
5,000,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	5,000,000
17,600,000		PIMCO Flexible Municipal Income Fund, PUTTERs (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.550%, 6/3/2024	17,600,000
		TOTAL	396,336,000
		Nebraska—0.5%
15,000,000		Nebraska Investment Finance Authority (Blackshirt Feeders LP), (Series 2024) Weekly VRDNs, (Bank of Montreal LOC), 3.570%, 6/6/2024	15,000,000
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 3.720%, 6/5/2024	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 3.720%, 6/5/2024	1,875,000
		TOTAL	24,375,000
		Nevada—0.1%
1,130,000		Clark County, NV Airport System, (Series 2021B), 5.000%, 7/1/2024	1,130,714
3,330,000		Clark County, NV Passenger Facility (Las Vegas-McCarran International Airport), (2017 Series B), 5.000%, 7/1/2024	3,332,832
1,155,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.710%, 6/6/2024	1,155,000
		TOTAL	5,618,546
		New Hampshire—0.2%
7,500,000		National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023) TOBs, (Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.660%, Optional Tender 6/20/2024	7,500,000
		New Jersey—6.2%
2,247,000		Allamuchy Township, NJ BANs, 4.500%, 9/20/2024	2,248,961
4,613,000		Allendale, NJ BANs, 4.000%, 2/21/2025	4,621,038
1,939,000		Alpine Borough, NJ BANs, 4.500%, 8/14/2024	1,940,125
1,415,000		Barnegat Light, NJ BANs, 4.500%, 7/31/2024	1,415,668
9,750,000		Beach Haven, NJ BANs, 4.250%, 5/1/2025	9,778,282
15,053,000		Carteret, NJ BANs, 4.000%, 5/30/2025	15,096,265
1,889,070		Clinton, NJ BANs, 4.250%, 7/31/2024	1,890,144
4,145,860		Cranbury Township, NJ BANs, 4.125%, 1/29/2025	4,150,493
2,060,707		Delanco Township, NJ BANs, 4.500%, 6/28/2024	2,061,364
5,840,000		Delran Township, NJ BANs, 4.500%, 8/29/2024	5,848,211
2,200,000		Demarest, NJ BANs, 4.500%, 3/12/2025	2,207,194
3,200,000		Demarest, NJ BANs, 4.500%, 6/13/2024	3,200,509
3,873,000		Dunellen, NJ BANs, 4.250%, 1/17/2025	3,878,833
1,342,500		Englishtown, NJ BANs, 4.750%, 8/7/2024	1,343,332
7,647,000		Essex Fells, NJ BANs, 4.250%, 3/4/2025	7,656,941
9,690,000		Fairview, NJ BANs, 4.250%, 8/23/2024	9,697,402
4,930,950		Galloway Township, NJ BANs, 4.500%, 1/15/2025	4,941,331
5,770,000		Garwood, NJ BANs, 4.500%, 8/2/2024	5,775,832
1,987,245		Gibbsboro, NJ BANs, 4.500%, 3/25/2025	1,993,455
3,782,000		Haddon Heights, NJ, (Series A) BANs, 4.000%, 1/17/2025	3,785,429
2,500,000		Hamilton Township, NJ BANs, 4.500%, 9/12/2024	2,503,202
2,911,000		Haworth Borough, NJ BANs, 4.500%, 7/12/2024	2,912,787
7,336,736		Hillsborough Township, NJ BANs, 4.250%, 2/14/2025	7,369,163
3,000,000		Hillsdale Borough, NJ BANs, 4.250%, 8/23/2024	3,002,094
Annual Financial Statements and Additional Information
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$ 1,865,000		Lawrence Township, NJ BANs, 4.500%, 6/5/2025	$ 1,868,917
6,760,397		Leonia, NJ BANs, 4.000%, 2/28/2025	6,770,046
2,000,000		Lindenwold, NJ BANs, 4.500%, 8/29/2024	2,001,887
4,585,000		Longport, NJ BANs, 4.500%, 7/3/2024	4,587,701
3,050,800		Lopatcong, NJ BANs, 4.500%, 7/2/2024	3,051,802
3,161,625		Lumberton Township, NJ BANs, 4.500%, 9/27/2024	3,167,502
5,002,250		Mantua Township, NJ BANs, 4.500%, 6/19/2024	5,003,397
1,984,620		Moonachie, NJ BANs, 4.500%, 7/12/2024	1,985,474
1,245,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.610%, 6/7/2024	1,245,000
30,000,000		New Jersey Housing & Mortgage Finance Agency, Barclays 3a-7 Credit Enhanced (Series 2024-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	30,000,000
5,669,000		North Arlington, NJ BANs, 4.500%, 8/2/2024	5,674,543
4,700,000		Oakland Borough, NJ BANs, 4.250%, 9/20/2024	4,705,807
2,388,000		Old Tappan, NJ BANs, 4.250%, 3/7/2025	2,392,375
2,500,000		Pitman, NJ BANs, 4.000%, 2/28/2025	2,502,134
7,070,000		Ramsey, NJ BANs, 4.250%, 1/3/2025	7,088,082
3,892,000		Readington Township, NJ BANs, 4.500%, 10/2/2024	3,898,912
2,882,800		Roxbury Township, NJ BANs, 4.000%, 2/28/2025	2,886,914
6,955,000		Saddle River, NJ BANs, 4.250%, 6/6/2025	6,985,115
5,052,000		Saddle River, NJ BANs, 4.500%, 6/6/2024	5,052,398
4,140,000		Somers Point, NJ BANs, 4.500%, 8/31/2024	4,143,492
29,000,000		Stone Harbor, NJ BANs, 4.750%, 10/11/2024	29,055,165
1,470,000		Wanaque Borough, NJ BANs, 4.250%, 12/19/2024	1,473,469
2,530,795		Washington Borough, NJ BANs, 4.750%, 10/11/2024	2,534,729
5,944,000		Washington Township (Morris County), NJ BANs, 4.500%, 8/23/2024	5,951,778
4,999,000		Waterford Township, NJ, (Series A) BANs, 4.500%, 1/31/2025	5,011,910
2,000,000		West Wildwood, NJ BANs, 4.250%, 2/25/2025	2,003,523
1,875,100		West Wildwood, NJ BANs, 4.500%, 2/25/2025	1,878,925
1,875,100		West Wildwood, NJ BANs, 4.500%, 6/13/2024	1,875,219
6,221,000		Woodcliff Lake, NJ BANs, 4.500%, 9/20/2024	6,229,513
4,649,000		Wyckoff Township, NJ BANs, 4.000%, 6/11/2025	4,657,926
4,000,000		Wyckoff Township, NJ BANs, 4.500%, 6/13/2024	4,000,612
		TOTAL	279,002,322
		New Mexico—0.1%
2,670,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	2,670,000
		New York—3.9%
11,445,000		Alexander, NY CSD BANs, 4.500%, 6/28/2024	11,450,277
4,550,000		Alexandria, NY CSD BANs, 4.750%, 6/28/2024	4,553,071
1,000,000		Cassadaga Valley, NY CSD BANs, 4.500%, 8/1/2024	1,000,882
8,000,000		Dutchess County, NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	8,000,000
3,800,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 3.400%, 6/6/2024	3,800,000
9,000,000		Hempstead, NY Union Free School District BANs, 4.250%, 7/11/2024	9,001,757
6,000,000		Hempstead, NY Union Free School District, (Series A) BANs, 4.000%, 7/11/2024	6,000,829
6,350,000		Herkimer, NY CSD BANs, 4.750%, 6/21/2024	6,353,173
3,415,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 3.470%, 6/6/2024	3,415,000
14,080,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 3.650%, 6/5/2024	14,080,000
Annual Financial Statements and Additional Information
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 72,800,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.810%, 6/6/2024	$ 72,800,000
7,000,000		Perry CSD, NY BANs, 4.500%, 6/28/2024	7,003,227
17,050,963		Saugerties, NY CSD BANs, 4.500%, 6/28/2024	17,059,076
3,000,000		Tioga, NY CSD, (Series A) BANs, 4.750%, 6/28/2024	3,001,875
6,891,090		Walton, NY CSD BANs, 4.500%, 6/27/2024	6,894,389
		TOTAL	174,413,556
		North Carolina—0.6%
17,300,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.700%, 6/5/2024	17,300,000
6,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.700%, 6/5/2024	6,700,000
3,000,000		Yancey County, NC Industrial Facilities & PCFA (Altec Industries, Inc.), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.620%, 6/6/2024	3,000,000
		TOTAL	27,000,000
		Ohio—1.5%
2,550,000		Forest Park, OH BANs, (Ohio State GTD), 4.500%, 5/21/2025	2,564,260
20,000,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 3.600%, Mandatory Tender 6/3/2024	20,000,000
5,500,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.580%, Mandatory Tender 6/18/2024	5,500,000
16,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	16,100,000
5,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.550%, Mandatory Tender 6/5/2024	5,000,000
10,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.750%, Mandatory Tender 8/1/2024	10,000,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	7,000,000
1,700,000		Youngstown, OH BANs, (Ohio State GTD), 4.625%, 7/3/2024	1,701,137
		TOTAL	67,865,397
		Oklahoma—2.6%
21,750,000		Garfield County, OK Industrial Authority Pollution Control (Oklahoma Gas and Electric Co.), (Series 1995-A) Weekly VRDNs, 3.500%, 6/5/2024	21,750,000
30,400,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (1995 Series A) Weekly VRDNs, 3.450%, 6/5/2024	30,400,000
53,355,000		Muskogee, OK Industrial Trust (Oklahoma Gas and Electric Co.), (Series 1997A) Weekly VRDNs, 3.500%, 6/5/2024	53,355,000
10,235,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	10,235,000
		TOTAL	115,740,000
		Oregon—0.7%
10,000,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.630%, Mandatory Tender 6/5/2024	10,000,000
1,400,000		Port of Portland, OR Airport, (Series 26C), 5.000%, 7/1/2024	1,401,482
19,525,000		Port of Portland, OR Airport, (Series B), CP, (Bank of America N.A. LOC), 3.800%, Mandatory Tender 6/26/2024	19,525,000
		TOTAL	30,926,482
		Pennsylvania—0.4%
4,335,000		Allegheny County, PA Airport Authority (Pittsburgh International Airport), Tender Option Bond Trust Certificates (Series 2023-ZF3170) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.540%, 6/6/2024	4,335,000
2,000,000		Philadelphia, PA Airport System, (Series 2015A), 5.000%, 6/15/2024	2,000,847
4,790,000		Philadelphia, PA Airport System, (Series B), 5.000%, 7/1/2024	4,792,412
7,490,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2024	7,492,932
787,674		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Mizuho 3a-7 (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	787,674
		TOTAL	19,408,865
		Rhode Island—0.3%
13,000,000		Cranston, RI, (Series 1) BANs, 4.250%, 8/21/2024	13,014,327
Annual Financial Statements and Additional Information
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Carolina—1.2%
$ 21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 3.720%, 6/5/2024	$ 21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 3.720%, 6/5/2024	10,100,000
6,980,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,980,000
13,388,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), Tender Option Bond Trust Receipts (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	13,388,000
		TOTAL	51,968,000
		South Dakota—0.3%
12,500,000		South Dakota Economic Development Finance Authority (Riverview, LLP Washington Dairy Project), (Series 2023) Weekly VRDNs, (AgriBank FCB LOC), 3.570%, 6/6/2024	12,500,000
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 3.570%, 6/6/2024	3,000,000
		TOTAL	15,500,000
		Tennessee—2.7%
5,300,000		Covington, TN IDB (Charms Co.), (Series 1992) Weekly VRDNs, (Bank of America N.A. LOC), 3.650%, 6/5/2024	5,300,000
7,500,000		Memphis-Shelby County, TN Airport Authority, (Series 2020B), 5.000%, 7/1/2024	7,503,936
25,620,000		Memphis-Shelby County, TN Industrial Development Board - PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (Nucor Corp. GTD), 3.720%, 6/5/2024	25,620,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.800%, Mandatory Tender 6/3/2024	25,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/24/2024	25,000,000
21,400,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/29/2024	21,400,000
10,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2024), CP, 3.650%, Mandatory Tender 7/8/2024	10,000,000
		TOTAL	119,823,936
		Texas—18.9%
10,250,000		Austin, TX Airport System, Tender Option Bond Trust Certificates (Series 2022-XG0427) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 3.660%, 6/6/2024	10,250,000
57,500,000		Dallas-Fort Worth, TX International Airport, (Series II), CPX, 4.000%, Mandatory Tender 7/2/2024	57,500,957
8,465,000		El Paso, TX Housing Finance Corp., Mizuho 3a-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,465,000
3,600,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 9/3/2024	3,600,000
20,735,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	20,735,000
4,670,000		Houston, TX Airport System, (Series C), 5.000%, 7/1/2024	4,672,674
4,580,000		Houston, TX Airport System, Tender Option Bond Trust Certificates (Series 2023-ZF3215) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.540%, 6/6/2024	4,580,000
11,695,000		Houston, TX Housing Finance Corp. (Regency Park Apartments), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.700%, 6/5/2024	11,695,000
4,000,000		Jewett, TX Economic Development Corp. (Nucor Corp.), (Series 2003) Weekly VRDNs, 3.720%, 6/5/2024	4,000,000
3,445,000		Love Field Airport Modernization Corp., TX, General Airport Revenue Bonds (Series 2015), 5.000%, 11/1/2024	3,451,234
10,000,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020A) TOBs, (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 6/3/2024	10,000,000
9,500,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2020B) TOBs, (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 6/3/2024	9,500,000
3,000,000		Northeast TX Housing Finance Corp, Mizuho 3a-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,000,000
12,500,000		Port Arthur Navigation District, TX IDC (Air Products & Chemicals, Inc.), (Series 2000) Weekly VRDNs, 3.540%, 6/5/2024	12,500,000
8,000,000		Port Arthur Navigation District, TX IDC (Route 86 Biogas, LLC), (Series 2023) Weekly VRDNs, (CoBank, ACB LOC), 3.570%, 6/6/2024	8,000,000
107,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 4.650%, 6/3/2024	107,600,000
19,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Daily VRDNs, 4.800%, 6/3/2024	19,500,000
20,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Daily VRDNs, 4.800%, 6/3/2024	20,000,000
Annual Financial Statements and Additional Information
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 40,800,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Daily VRDNs, 4.800%, 6/3/2024	$ 40,800,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Daily VRDNs, 4.800%, 6/3/2024	35,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 3.820%, 6/5/2024	25,000,000
1,900,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010A) Daily VRDNs, 4.400%, 6/3/2024	1,900,000
15,200,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010B) Daily VRDNs, 4.400%, 6/3/2024	15,200,000
2,400,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 4.500%, 6/3/2024	2,400,000
70,950,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 3.750%, 6/5/2024	70,950,000
93,575,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.750%, 6/5/2024	93,575,000
1,750,000		San Antonio, TX Airport, (Series A), 5.000%, 7/1/2024	1,750,956
20,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.500%, Mandatory Tender 10/18/2024	20,000,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.780%, Mandatory Tender 8/1/2024	25,000,000
45,000,000		San Antonio, TX Electric & Gas System, (Series B), CP, 3.950%, Mandatory Tender 9/20/2024	45,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 3.500%, 6/6/2024	15,000,000
20,000,000		Texas Tech University System (The Board of Regents of), CP Notes (Series A), CP, 3.600%, Mandatory Tender 6/3/2024	20,000,000
9,840,000		Travis County, TX Housing Finance Corp. (AT South First - Slaughter LP), Mizuho Tender Option Bond Certificates (Series 2024-XF3216) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	9,840,000
20,000,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), Mizuho 3a-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	20,000,000
9,000,000		University of North Texas System, (Series B), CPX, 3.750%, Mandatory Tender 6/5/2024	9,000,000
12,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.670%, Mandatory Tender 8/7/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.520%, Mandatory Tender 8/6/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 8/7/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/1/2024	12,000,000
12,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/3/2024	12,000,000
20,000,000		University of Texas System (The Board of Regents of), Revenue Financing System (Series A), CP, 3.580%, Mandatory Tender 6/11/2024	20,000,000
		TOTAL	849,465,821
		Utah—0.1%
4,070,000		Salt Lake City, UT Airport Revenue, (Series A), 5.000%, 7/1/2024	4,072,956
		Virginia—0.6%
5,400,000		Botetourt County, VA IDA (Altec Industries, Inc.), (Series 2001) Weekly VRDNs, (Bank of America N.A. LOC), 3.530%, 6/6/2024	5,400,000
5,745,000		Chesapeake, VA Redevelopment and Housing Authority (Great Bridge Apartments LLC), BAML (3a-7) (Series 2023-BAML6014) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.540%, 6/6/2024	5,745,000
15,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022) TOBs, (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	15,000,000
		TOTAL	26,145,000
		Washington—0.7%
2,860,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 11/1/2024	2,860,000
20,225,000		Port of Tacoma, WA, (Series 2008: Subordinate Lien) Weekly VRDNs, (PNC Bank, N.A. LOC), 3.400%, 6/5/2024	20,225,000
8,220,000		Seattle Chinatown International District, WA Preservation and Development Authority (Lot On The Hill LLLP), Mizuho 3a-7 (Series 2024-MIZ9156) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	8,220,000
1,050,000		Washington State Economic Development Finance Authority (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.570%, 6/6/2024	1,050,000
		TOTAL	32,355,000
Annual Financial Statements and Additional Information
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—0.5%
$ 1,260,000		Maple, WI School District TRANs, 5.250%, 10/17/2024	$ 1,262,723
1,550,000		Milwaukee County, WI Airport, (Series A), 5.000%, 12/1/2024	1,559,022
16,079,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	16,079,000
570,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 3.670%, 6/6/2024	570,000
1,765,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 3.580%, 6/6/2024	1,765,000
		TOTAL	21,235,745
		TOTAL INVESTMENT IN SECURITIES—100.3% (AT AMORTIZED COST)[2]	4,508,562,962
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(13,353,231)
		TOTAL NET ASSETS—100%	$4,495,209,731
Securities that are subject to the federal alternative minimum tax (AMT) represent 53.34% of the portfolio as calculated based upon total market value (percentage is unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
11

In valuing the Fund’s assets as of May 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Financing Authority
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.037	0.023	0.001	0.001	0.012
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.037	0.023	0.001	0.001	0.013
Less Distributions:
Distributions from net investment income	(0.037)	(0.023)	(0.001)	(0.001)	(0.013)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.037)	(0.023)	(0.001)	(0.001)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.71%	2.34%	0.12%	0.13%	1.27%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.19%	0.21%	0.21%
Net investment income	3.65%	2.38%	0.13%	0.12%	1.24%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.11%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,746,330	$2,371,755	$1,772,201	$1,372,803	$1,510,434

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately.
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$4,508,562,962
Income receivable	30,503,156
Receivable for investments sold	8,720,418
Receivable for shares sold	14,056,834
Total Assets	4,561,843,370
Liabilities:
Payable for investments purchased	57,295,239
Payable for shares redeemed	5,230,025
Payable to bank	2,775,512
Income distribution payable	848,630
Payable for investment adviser fee (Note 5)	14,275
Payable for administrative fee (Note 5)	9,473
Payable for distribution services fee (Note 5)	88,502
Payable for other service fees (Notes 2 and 5)	131,129
Accrued expenses (Note 5)	240,854
Total Liabilities	66,633,639
Net assets for 4,494,705,017 shares outstanding	$4,495,209,731
Net Assets Consist of:
Paid-in capital	$4,494,684,706
Total distributable earnings (loss)	525,025
Total Net Assets	$4,495,209,731
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$25,376,830 ÷ 25,373,973 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$12,743,608 ÷ 12,742,173 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$3,746,329,717 ÷ 3,745,908,529 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$204,397,931 ÷ 204,374,920 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$53,911,447 ÷ 53,905,381 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$165,380,479 ÷ 165,361,867 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$287,069,719 ÷ 287,038,174 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended May 31, 2024

Investment Income:
Interest	$151,253,760
Expenses:
Investment adviser fee (Note 5)	7,821,386
Administrative fee (Note 5)	3,043,324
Custodian fees	116,731
Transfer agent fees (Note 2)	326,527
Directors’/Trustees’ fees (Note 5)	17,160
Auditing fees	30,192
Legal fees	11,296
Portfolio accounting fees	254,754
Distribution services fee (Note 5)	1,277,867
Other service fees (Notes 2 and 5)	1,420,718
Share registration costs	262,125
Printing and postage	47,286
Miscellaneous (Note 5)	19,032
TOTAL EXPENSES	14,648,398
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	(3,306,854)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(250,309)
TOTAL WAIVERS AND REIMBURSEMENT	(3,557,163)
Net expenses	11,091,235
Net investment income	140,162,525
Net realized gain on investments	522,643
Change in net assets resulting from operations	$140,685,168
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended May 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$140,162,525	$64,701,315
Net realized gain (loss)	522,643	955
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	140,685,168	64,702,270
Distributions to Shareholders:
Automated Shares	(600,383)	(440,831)
Investment Shares	(124,380)	(68,482)
Wealth Shares	(116,155,504)	(50,565,796)
Service Shares	(7,218,972)	(4,594,001)
Cash II Shares	(1,691,898)	(1,087,067)
Cash Series Shares	(5,054,288)	(3,221,215)
Capital Shares	(9,316,817)	(4,793,228)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(140,162,242)	(64,770,620)
Share Transactions:
Proceeds from sale of shares	7,612,993,834	7,058,692,521
Net asset value of shares issued to shareholders in payment of distributions declared	128,728,700	59,807,000
Cost of shares redeemed	(6,334,626,092)	(7,243,912,415)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,407,096,442	(125,412,894)
Change in net assets	1,407,619,368	(125,481,244)
Net Assets:
Beginning of period	3,087,590,363	3,213,071,607
End of period	$4,495,209,731	$3,087,590,363
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
May 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $3,557,163 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information
17

Transfer Agent Fees
For the year ended May 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$4,652	$—
Investment Shares	3,111	—
Wealth Shares	71,188	—
Service Shares	4,784	—
Cash II Shares	54,941	—
Cash Series Shares	181,962	(53,384)
Capital Shares	5,889	(3)
TOTAL	$326,527	$(53,387)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$39,033
Investment Shares	9,841
Service Shares	523,804
Cash II Shares	143,104
Cash Series Shares	444,867
Capital Shares	260,069
TOTAL	$1,420,718
For the year ended May 31, 2024, the Fund’s Wealth Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
18

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2024		Year Ended 5/31/2023
Automated Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	48,287	$48,287	49,145	$49,145
Shares issued to shareholders in payment of distributions declared	591	591	439	439
Shares redeemed	(37,602)	(37,602)	(735,718)	(735,718)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	11,276	$11,276	(686,134)	$(686,134)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Investment Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	28,447	$28,447	15,656	$15,656
Shares issued to shareholders in payment of distributions declared	101	101	68	68
Shares redeemed	(17,148)	(17,148)	(17,255)	(17,255)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	11,400	$11,400	(1,531)	$(1,531)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	6,216,478	$6,216,478	5,433,953	$5,433,953
Shares issued to shareholders in payment of distributions declared	106,756	106,756	46,800	46,800
Shares redeemed	(4,949,095)	(4,949,095)	(4,881,158)	(4,881,158)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,374,139	$1,374,139	599,595	$599,595
	Year Ended 5/31/2024		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	478,713	$478,713	591,162	$591,162
Shares issued to shareholders in payment of distributions declared	5,433	5,433	3,547	3,547
Shares redeemed	(492,856)	(492,856)	(614,563)	(614,563)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(8,710)	$(8,710)	(19,854)	$(19,854)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Cash II Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	43,007	$43,007	47,329	$47,329
Shares issued to shareholders in payment of distributions declared	1,678	1,678	1,076	1,076
Shares redeemed	(49,722)	(49,722)	(61,304)	(61,304)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(5,037)	$(5,037)	(12,899)	$(12,899)
	Year Ended 5/31/2024		Year Ended 5/31/2023
Cash Series Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	342,535	$342,535	484,712	$484,712
Shares issued to shareholders in payment of distributions declared	5,012	5,012	3,171	3,171
Shares redeemed	(379,016)	(379,016)	(528,628)	(528,628)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(31,469)	$(31,469)	(40,745)	$(40,745)
Annual Financial Statements and Additional Information
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	Year Ended 5/31/2024		Year Ended 5/31/2023
Capital Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	455,526	$455,526	436,735	$436,735
Shares issued to shareholders in payment of distributions declared	9,157	9,157	4,706	4,706
Shares redeemed	(409,186)	(409,186)	(405,286)	(405,286)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,497	$55,497	36,155	$36,155
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,407,096	$1,407,096	(125,413)	$(125,413)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$140,156,399	$64,580,563
Ordinary income[1]	$5,843	$120,971
Long-term capital gains	$—	$69,086

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$2,382
Undistributed ordinary income[1]	$393,694
Undistributed long-term capital gains	$128,949
TOTAL	$525,025

1	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2024, the Adviser voluntarily waived $3,306,854 of its fee and voluntarily reimbursed $53,387 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$9,841	$(1,181)
Cash II Shares	200,346	—
Cash Series Shares	1,067,680	(195,741)
TOTAL	$1,277,867	$(196,922)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2024, FSC retained $180,678 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2024, FSSC received $1,283 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $775,184,000 and $1,181,194,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the year ended May 31, 2024, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered
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into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Financial Statements and Additional Information
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Municipal Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2024
Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Municipal Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
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The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
27

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
28

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (7/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.0%
		Alabama—5.3%
$ 44,965,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.150%, 6/3/2024	$ 44,965,000
39,465,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 4.150%, 6/3/2024	39,465,000
49,400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 4.150%, 6/3/2024	49,400,000
8,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 4.150%, 6/3/2024	8,100,000
39,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/6/2024	39,405,000
49,900,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 4.150%, 6/3/2024	49,900,000
15,200,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 4.000%, 6/3/2024	15,200,000
3,125,000		Southeast Alabama Gas Supply District, (Series 2024-XF1694) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.410%, 6/6/2024	3,125,000
		TOTAL	249,560,000
		Alaska—0.0%
1,720,000		Valdez, AK Marine Terminal (Exxon Pipeline Co.), (Series 1993 A) Daily VRDNs, (Exxon Mobil Corp. GTD), 3.970%, 6/3/2024	1,720,000
		Arizona—2.0%
10,660,000		Arizona State Development Authority (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9161) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	10,660,000
6,345,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,345,000
10,045,000		Arizona State IDA (Phoenix Children’s Hospital), (Series 2019B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	10,045,000
4,700,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9157) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	4,700,000
5,000,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3A-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	5,000,000
15,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3A-7 (Series 2023-MIZ9118) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.270%, 6/3/2024	15,000,000
18,690,000		Maricopa County, AZ, IDA (CG Lakewood Apartments, LLC), BAML (3A-7)(Series 2023-BAML6008) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	18,690,000
13,500,000		Maricopa County, AZ, IDA (ML Casa V LP), BAML (3A-7) (Series 2023-BAML6009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	13,500,000
9,225,000		Maricopa County, AZ, IDA (Tramonto Apartments LLC), BAML(3A-7)(Series 2023-BAML6007) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	9,225,000
		TOTAL	93,165,000
		Arkansas—0.4%
20,000,000		Springdale, AR Sales & Use Revenue, Tender Option Bond Trust Receipts (Series 2023-XF1559) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.220%, 6/3/2024	20,000,000
		California—9.6%
52,530,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.460%, 6/6/2024	52,530,000
47,715,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	47,715,000
4,260,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,260,000
3,610,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,610,000
5,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.490%, 6/6/2024	5,000,000
10,500,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 6/3/2024	10,500,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.550%, Mandatory Tender 6/6/2024	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.580%, Mandatory Tender 6/18/2024	9,000,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 35,865,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.650%, Mandatory Tender 9/17/2024	$ 35,865,000
15,270,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 6/3/2024	15,270,000
12,490,000		Los Angeles, CA TRANs, 5.000%, 6/27/2024	12,501,104
21,150,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd	21,150,000
23,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3A-7(Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.490%, 6/6/2024	23,000,000
11,550,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 3.700%, Mandatory Tender 7/8/2024	11,550,000
75,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	75,000,000
31,600,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	31,600,000
15,000,000		San Francisco, CA City and County (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 6/3/2024	15,000,000
26,725,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	26,725,000
3,625,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.480%, 6/6/2024	3,625,000
5,000,000		University of California (The Regents of), (Series A), CP, 3.670%, Mandatory Tender 8/13/2024	5,000,000
25,000,000		University of California (The Regents of), (Series A), CP, 3.800%, Mandatory Tender 8/7/2024	25,000,000
3,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.380%, 6/6/2024	3,000,000
		TOTAL	447,901,104
		Colorado—0.2%
1,000,000		Denver, CO City & County Department of Aviation, (Series 2022C), 5.000%, 11/15/2024	1,006,220
9,000,000		Denver, CO City and County Board of Water Commissioners, (Series 2023A), CP, (Bank of America N.A. LIQ), 3.500%, Mandatory Tender 9/5/2024	9,000,000
		TOTAL	10,006,220
		Connecticut—0.1%
4,250,000		Colchester, CT BANs, 4.500%, 10/17/2024	4,259,422
2,820,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.480%, 6/6/2024	2,820,000
		TOTAL	7,079,422
		District of Columbia—0.3%
11,880,000		District of Columbia HFA, BAML (3a-7) (Series 2023-BAML6012) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	11,880,000
		Florida—7.0%
16,240,000		Alachua County, FL Health Facilities Authority (Shands Healthcare), (Series 2008A), CP, (Bank of America N.A. LOC), 3.680%, Mandatory Tender 6/3/2024	16,240,000
15,440,000		Broward County, FL HFA (Landings at Coconut Creek), BAML 3A-7 (Series 2023-BAML6006) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	15,440,000
7,035,000		Broward County, FL HFA (ML Casa V LP), 3A-7 (BAML-6018) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	7,035,000
3,715,000		Broward County, FL Tourist Development Tax Special Revenue, Tender Option Bond Trust Receipts (Series 2023-XL0429) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 6/6/2024	3,715,000
10,315,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	10,315,000
30,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 3.590%, Mandatory Tender 6/13/2024	30,960,000
11,900,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 4.200%, 6/3/2024	11,900,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 3.700%, Mandatory Tender 7/11/2024	25,000,000
30,445,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.360%, 6/6/2024	30,445,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 11,840,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.440%, 6/5/2024	$ 11,840,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.450%, 6/6/2024	14,500,000
14,557,964		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	14,557,964
1,245,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,245,000
24,875,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3A-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	24,875,000
51,875,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), GOLDEN BLUE 3A-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	51,875,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 3.660% (SIFMA 7-day +0.300%), 6/6/2024	16,500,000
36,960,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 3.500%, 6/5/2024	36,960,000
6,440,000		Tolomato Community Development District, FL, Tender Option Bond Trust Certificates (Series 2022-XL0297) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.480%, 6/6/2024	6,440,000
		TOTAL	329,842,964
		Georgia—3.3%
46,300,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.400%, 6/6/2024	46,300,000
21,875,000		Fulton County, GA Development Authority (Heritage Station Family LLC), Tender Option Bond Trust Receipts (2022-XF2984) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	21,875,000
21,700,000		Fulton County, GA Development Authority (Shepherd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.450%, 6/5/2024	21,700,000
14,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2002) Weekly VRDNs, 3.450%, 6/6/2024	14,000,000
8,000,000		Municipal Electric Authority of Georgia, (Series B), CP, (TD Bank, N.A. LOC), 3.450%, Mandatory Tender 6/5/2024	8,000,000
13,680,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Certificates (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 6/6/2024	13,680,000
26,725,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Receipts (Series 2023-XG0462) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.220%, 6/3/2024	26,725,000
		TOTAL	152,280,000
		Idaho—0.2%
7,750,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 3.700%, Mandatory Tender 8/1/2024	7,750,000
		Illinois—3.5%
5,685,000		Aurora, IL Economic Development Revenue (Aurora University), (Series 2019) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.370%, 6/6/2024	5,685,000
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Bank, N.A. LOC), 4.620%, 6/6/2024	600,000
6,135,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificate(Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.480%, 6/6/2024	6,135,000
4,605,000		Chicago, IL Wastewater Transmission, Tender Option Bond Trust Certificates (2023-ZL0476) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.480%, 6/6/2024	4,605,000
7,500,000		Chicago, IL Water Revenue, Tender Option Bond Trust Certificates (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.440%, 6/6/2024	7,500,000
6,765,000		Chicago, IL Water Revenue, Tender Option Bond Trust Receipts (2023-XM1118) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.300%, 6/3/2024	6,765,000
7,000,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.550%, 6/5/2024	7,000,000
55,750,000		Illinois Finance Authority (Carle Foundation), BAML 3A-7 (Series 2023-BAML5045) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.440%, 6/6/2024	55,750,000
6,840,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3A-7 (Series 2024-MIZ9165) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,840,000
7,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	7,000,000
8,780,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.440%, 6/6/2024	8,780,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.440%, 6/6/2024	$ 41,250,000
6,900,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.460%, 6/6/2024	6,900,000
		TOTAL	164,810,000
		Indiana—0.8%
12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 3.450%, 6/5/2024	12,140,000
10,700,000		Indiana State Finance Authority Health System (Franciscan Alliance, Inc.), (Series 2008I) Daily VRDNs, (Barclays Bank PLC LOC), 4.000%, 6/3/2024	10,700,000
15,100,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	15,100,000
		TOTAL	37,940,000
		Iowa—0.4%
3,980,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	3,980,000
14,000,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	14,000,000
		TOTAL	17,980,000
		Kentucky—0.6%
16,435,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.640%, 6/7/2024	16,435,000
11,785,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038) TOBs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.610%, Optional Tender 7/25/2024	11,785,000
		TOTAL	28,220,000
		Louisiana—5.2%
20,000,000		Louisiana Public Facilities Authority (Louisiana Children’s Medical Center), (Series 2023-BAML5041) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	20,000,000
54,460,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	54,460,000
5,360,717		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), MIZUHO 3A-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,360,717
40,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.580%, 6/5/2024	40,000,000
122,705,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.650%, 6/5/2024	122,705,000
		TOTAL	242,525,717
		Maryland—2.4%
8,575,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	8,575,000
27,000,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	27,000,000
21,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs, (TD Bank, N.A. LOC), 3.540%, 6/5/2024	21,300,000
3,800,000		Maryland State Stadium Authority (Baltimore City Public School Construction Financing Fund), RBC Muni Products (Series 2023 G-122) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.390%, 6/6/2024	3,800,000
20,910,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.750%, Mandatory Tender 6/3/2024	20,910,000
28,935,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.750%, Mandatory Tender 9/3/2024	28,935,000
		TOTAL	110,520,000
		Massachusetts—0.4%
13,200,000		Massachusetts Development Finance Agency (Residences at Fifty West Broadway LLC), BAML 3A-7 (Series 2023-BAML6005) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	13,200,000
7,600,000		Massachusetts Water Resources Authority, (Series 2016), CP, (TD Bank, N.A. LOC), 3.650%, Mandatory Tender 6/13/2024	7,600,000
		TOTAL	20,800,000
		Michigan—1.5%
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 3.460%, 6/6/2024	4,000,000
4,800,000		Lansing, MI, Tender Option Bond Trust Certificates (Series 2023-XG0499) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LOC), 3.480%, 6/6/2024	4,800,000
21,200,000		Michigan State Building Authority, (Series III) VRENs, 3.460%, 6/3/2024	21,200,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$ 14,060,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.750%, Mandatory Tender 6/3/2024	$ 14,060,000
21,685,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.750%, Mandatory Tender 9/3/2024	21,685,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts(Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program GTD), 3.460%, 6/6/2024	4,000,000
		TOTAL	69,745,000
		Minnesota—0.9%
3,900,000		Bloomington, MN (Bristol Village Apartments), BAML 3A-7 (Series 2023-BAML6016) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	3,900,000
24,627,273		Dakota County, MN Community Development Agency, Tender Option Bond Trust Certificates (Series 2022-XF3050) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	24,627,273
15,000,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2014), CP, 3.650%, Mandatory Tender 7/16/2024	15,000,000
		TOTAL	43,527,273
		Mississippi—1.1%
9,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.550%, 6/5/2024	9,500,000
2,160,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 3.560%, 6/6/2024	2,160,000
8,565,000		Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Healthcare), BAML 3A-7 (Series 2023-BAML5026) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	8,565,000
30,600,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.370%, 6/6/2024	30,600,000
		TOTAL	50,825,000
		Missouri—0.7%
7,000,000		Kansas City, MO IDA (Paige Point Townhomes), MIZUHO 3A-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	7,000,000
959,002		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	959,002
3,301,288		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,301,288
2,220,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 6/3/2024	2,220,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.410%, 6/6/2024	10,000,000
10,000,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3A-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	10,000,000
		TOTAL	33,480,290
		Montana—0.1%
3,990,000		Montana State Board of Housing (Butte Affordable Housing Solutions LP), Mizuho 3A-7 (Series 2020-MIZ9027) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,990,000
		Multi-State—6.6%
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.420%, 6/6/2024	116,000,000
79,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale, Paris LIQ), 3.420%, 6/6/2024	79,200,000
88,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.420%, 6/6/2024	88,400,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.410%, 6/6/2024	25,000,000
		TOTAL	308,600,000
		Nebraska—0.5%
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.390%, 6/6/2024	21,600,000
		New Hampshire—0.6%
5,500,000		National Finance Authority, NH (Novant Health Obligated Group), (Series 2024C) Weekly VRDNs, (Truist Bank LOC), 3.470%, 6/6/2024	5,500,000
Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Hampshire—continued
$ 22,140,000
National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023) TOBs,
(Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.660%, Optional Tender 6/20/2024
			$ 22,140,000
		TOTAL	27,640,000
		New Jersey—5.0%
7,000,000		Bogota, NJ BANs, 4.000%, 4/11/2025	7,005,737
6,243,300		Bound Brook Borough, NJ BANs, 4.250%, 9/13/2024	6,249,648
18,000,000		Carteret, NJ BANs, 4.000%, 5/30/2025	18,051,735
11,805,000		Clark Township, NJ BANs, 4.250%, 8/16/2024	11,815,619
6,692,000		Essex Fells, NJ BANs, 4.750%, 6/6/2024	6,692,667
1,672,000		Fairfield Township, NJ BANs, 4.250%, 6/11/2024	1,672,246
5,121,000		Fairfield Township, NJ BANs, 4.500%, 3/7/2025	5,137,592
3,614,000		Fairfield Township, NJ BANs, 4.500%, 6/11/2024	3,614,479
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.480%, 6/6/2024	20,940,000
1,825,000		Haddonfield, NJ BANs, 4.500%, 2/7/2025	1,829,819
1,619,617		Harding Township, NJ BANs, 4.500%, 8/16/2024	1,621,232
4,840,000		Hightstown Borough, NJ BANs, 4.250%, 6/27/2024	4,841,070
4,000,000		Holmdel Township, NJ BANs, 4.500%, 9/23/2024	4,005,136
7,000,000		Kearny, NJ BANs, 4.250%, 9/27/2024	7,006,542
8,630,000		Kenilworth, NJ BANs, 4.000%, 2/28/2025	8,645,413
3,347,676		Mountain Lakes, NJ BANs, 4.500%, 10/11/2024	3,351,732
35,000,000		New Jersey Housing & Mortgage Finance Agency, Barclays 3a-7 Credit Enhanced (Series 2024-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	35,000,000
1,129,200		New Milford, NJ BANs, 4.250%, 12/13/2024	1,130,646
7,040,100		North Plainfield, NJ BANs, 4.750%, 11/27/2024	7,065,234
7,149,000		Norwood, NJ BANs, 4.500%, 7/12/2024	7,153,393
6,100,000		Old Bridge Township, NJ BANs, 4.000%, 9/13/2024	6,103,357
7,993,236		Palisades Park, NJ BANs, 4.000%, 3/13/2025	8,011,260
3,677,877		Ridgefield, NJ BANs, 4.500%, 7/16/2024	3,679,198
8,621,987		Riverdale Borough, NJ BANs, 4.250%, 3/4/2025	8,634,489
4,721,525		Riverside Township, NJ BANs, 4.250%, 2/6/2025	4,727,123
9,563,000		Saddle Brook Township, NJ BANs, 4.250%, 5/9/2025	9,589,685
4,779,500		Spotswood, NJ, (Series A) BANs, 4.250%, 5/14/2025	4,794,764
5,131,000		Summit, NJ BANs, 4.750%, 7/18/2024	5,134,195
10,385,000		Upper Saddle River, NJ BANs, 4.000%, 10/15/2024	10,400,074
5,476,000		Vernon Township, NJ BANs, 4.250%, 8/23/2024	5,478,801
5,000,000		Waldwick, NJ BANs, 5.000%, 10/10/2024	5,014,602
		TOTAL	234,397,488
		New Mexico—0.1%
6,465,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	6,465,000
		New York—6.7%
4,560,000		Dundee, NY Central School District BANs, 4.500%, 6/21/2024	4,561,559
4,000,000		Dutchess County , NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	4,000,000
10,000,000		Dutchess County , NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	10,000,000
7,610,000		Forestville, NY Central School District BANs, 4.500%, 7/10/2024	7,614,757
1,680,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	1,680,000
8,340,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates(Series 2022-XX1236) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.480%, 6/6/2024	8,340,000
Annual Financial Statements and Additional Information
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 6,705,000		Monroe Village, NY BANs, 4.500%, 11/20/2024	$ 6,721,952
14,000,000		New Hartford, NY Central School District BANs, 4.500%, 6/28/2024	14,006,058
3,445,000		New Windsor, NY BANs, 4.500%, 6/28/2024	3,446,687
8,300,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.390%, 6/6/2024	8,300,000
23,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (UBS AG LIQ), 4.000%, 6/3/2024	23,000,000
8,275,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	8,275,000
10,000,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.510%, Optional Tender 6/20/2024	10,000,000
5,000,000		New York City, NY Transitional Finance Authority, (Subseries A2) Daily VRDNs, (UBS AG LIQ), 4.000%, 6/3/2024	5,000,000
10,840,000		New York City, NY, (Series 2015F-6) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 6/3/2024	10,840,000
6,725,000		New York City, NY, (Subseries B-5) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 6/3/2024	6,725,000
6,170,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	6,170,000
12,985,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 6/3/2024	12,985,000
3,120,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 3.380%, 6/6/2024	3,120,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), 3A-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	83,795,000
4,150,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.380%, 6/5/2024	4,150,000
2,850,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.510%, 6/6/2024	2,850,000
15,000,000		New York State Urban Development Corp. (New York State), MS 3A-7(Series 2023-MS0021) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.510%, Optional Tender 6/6/2024	15,000,000
23,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.410%, 6/6/2024	23,900,000
3,973,835		Runnemede, NJ BANs, 4.500%, 6/20/2024	3,975,024
20,000,000		Troy, NY Enlarged CSD BANs, 5.000%, 6/7/2024	20,003,630
5,171,000		Webutuck (Northeast), NY Central School District BANs, 4.750%, 6/21/2024	5,173,586
		TOTAL	313,633,253
		North Carolina—0.6%
15,000,000		North Carolina Turnpike Authority, Tender Option Bond Trust Receipts(Series 2024-XG0547) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.530%, 6/6/2024	15,000,000
8,000,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	8,000,000
5,065,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	5,065,000
		TOTAL	28,065,000
		Ohio—6.0%
6,250,000		Athens, OH City School District BANs, 4.750%, 6/3/2024	6,250,311
3,600,000		Centerville, OH BANs, 4.250%, 4/9/2025	3,616,601
5,450,000		Dayton-Montgomery County, OH Port Authority (Troy Care 2015 LLC/Senior Living Troy Obligated Group), (Series 2024-YX1330) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.460%, 6/6/2024	5,450,000
13,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 3.700%, Mandatory Tender 8/1/2024	13,000,000
34,080,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corp.), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.220%, 6/6/2024	34,080,000
17,473,000		Huber Heights, OH BANs, 4.875%, 11/7/2024	17,514,867
3,475,000		Lake County, OH, (Series B) BANs, 4.125%, 12/19/2024	3,482,824
4,250,000		Lakewood, OH BANs, 4.125%, 4/15/2025	4,270,532
3,800,000		Lebanon, OH BANs, 4.125%, 2/5/2025	3,811,827
4,285,000		Lorain County, OH, (Series B) BANs, 4.375%, 5/1/2025	4,299,116
1,025,000		Lorain County, OH, (Series B) BANs, 5.000%, 12/7/2024	1,029,573
Annual Financial Statements and Additional Information
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 2,000,000		Lucas County, OH BANs, 4.375%, 10/11/2024	$ 2,002,597
32,000,000		Middletown, OH (Premier Health Partners Obligated Group), (Series BAML-3A7) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	32,000,000
6,500,000		Montgomery, OH BANs, 4.500%, 6/12/2024	6,501,126
7,155,000		Newark, OH BANs, 4.625%, 9/21/2024	7,167,086
2,521,000		North Canton, OH City School District BANs, 4.625%, 7/23/2024	2,524,827
4,438,000		North Canton, OH City School District BANs, 4.625%, 7/23/2024	4,444,213
3,400,000		North Olmsted, OH BANs, 4.750%, 6/26/2024	3,401,898
5,725,000		North Ridgeville, OH CSD BANs, 4.625%, 9/19/2024	5,733,404
25,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 3.600%, Mandatory Tender 6/3/2024	25,300,000
6,020,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 4.000%, 6/3/2024	6,020,000
5,650,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.580%, Mandatory Tender 6/18/2024	5,650,000
30,000,000		Ohio State Hospital Revenue (Cleveland Clinic), BAML (3A-7) (Series 2023-BAML5044) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	30,000,000
4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.400%, 6/6/2024	4,285,000
31,395,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	31,395,000
15,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.550%, Mandatory Tender 6/5/2024	15,000,000
4,800,000		Strongsville, OH BANs, 4.500%, 6/7/2024	4,800,607
		TOTAL	283,031,409
		Oklahoma—0.1%
3,100,000		Oklahoma HFA (Steele Duncan Plaza, LLC), MIZUHO 3A-7 (Series 2022-MIZ9103) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,100,000
		Oregon—0.2%
10,189,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.630%, Mandatory Tender 6/5/2024	10,189,000
		Pennsylvania—1.7%
6,400,000		Allegheny County, PA Hospital Development Authority (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.600%, 6/6/2024	6,400,000
21,195,000		Central Bradford Progress Authority, PA (Guthrie Clinic), BAML 3A-7 (Series 2024-BAML 5049) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	21,195,000
1,890,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.460%, 6/6/2024	1,890,000
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 7/1/2024	11,995,000
12,605,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Receipts (Series 2022-ZL0364) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.510%, 6/6/2024	12,605,000
970,564		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Mizuho 3A-7 (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	970,564
9,505,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.350%, 6/6/2024	9,505,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.440%, 6/6/2024	14,000,000
		TOTAL	78,560,564
		Rhode Island—0.3%
14,000,000		Cranston, RI, (Series 1) BANs, 4.250%, 8/21/2024	14,015,429
		South Carolina—0.7%
16,160,000		South Carolina Jobs-EDA (B&C Multi-County Business Park), BAML 3a-7 (Series 2024-BAML6020) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	16,160,000
2,000,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	2,000,000
Annual Financial Statements and Additional Information
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Carolina—continued
$ 4,700,000		South Carolina State Public Service Authority (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 3.580%, Mandatory Tender 6/5/2024	$ 4,700,000
9,000,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.480%, 6/6/2024	9,000,000
		TOTAL	31,860,000
		Tennessee—7.6%
14,190,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 3.460%, 6/6/2024	14,190,000
12,600,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/5/2024	12,600,000
34,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.440%, 6/6/2024	34,000,000
12,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.800%, Mandatory Tender 6/5/2024	12,000,000
50,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.800%, Mandatory Tender 7/1/2024	50,000,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.850%, Mandatory Tender 6/3/2024	15,000,000
3,920,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Ewing Heights, LP), Mizuho 3A-7 (Series 2024-MIZ9163) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,920,000
1,100,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.640%, 6/7/2024	1,100,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.800%, Mandatory Tender 6/3/2024	25,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.800%, Mandatory Tender 6/3/2024	25,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/29/2024	25,000,000
28,600,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/29/2024	28,600,000
40,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2024), CP, 3.650%, Mandatory Tender 7/8/2024	40,000,000
7,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/6/2024	7,000,000
5,000,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 4.250%, 6/3/2024	5,000,000
21,925,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 4.250%, 6/3/2024	21,925,000
36,615,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), BAML 3A-7(Series 2023-BAML5024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	36,615,000
		TOTAL	356,950,000
		Texas—14.8%
5,680,000		Brazos County, TX Housing Finance Corp. (Bryan Leased Housing Associates), Tender Option Bond Trust Certificates (Series 2023-XF3129) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,680,000
9,000,000		Capital Area Housing Finance Corp., TX (Madison at Dell Ranch Apartments), BAML 3A-7(Series 2023-BAML6015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	9,000,000
7,205,000		Capital Area Housing Finance Corp., TX (MLVI Martha’s Vineyard Apartments, LLC), (Series 2023-BAML6013) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.490%, 6/6/2024	7,205,000
58,000,000		Dallas-Fort Worth, TX International Airport, (Series II), CPX, 4.000%, Mandatory Tender 7/2/2024	58,000,957
3,060,000		El Paso, TX Housing Finance Corp., Mizuho 3A-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,060,000
3,800,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 9/3/2024	3,800,000
22,030,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	22,030,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 4.050%, Mandatory Tender 6/3/2024	20,000,000
5,500,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-3) Weekly VRDNs, (TD Bank, N.A. LOC), 3.350%, 6/5/2024	5,500,000
5,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 4.100%, 6/3/2024	5,000,000
15,000,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3A-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	15,000,000
Annual Financial Statements and Additional Information
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 6/6/2024	$ 4,615,000
3,650,000		Northeast TX Housing Finance Corp, Mizuho 3A-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,650,000
10,000,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010A) Weekly VRDNs, (TotalEnergies SE GTD), 3.450%, 6/5/2024	10,000,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 3.400%, 6/5/2024	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 4.700%, 6/3/2024	11,700,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 3.400%, 6/5/2024	41,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.500%, Mandatory Tender 10/18/2024	40,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.750%, Mandatory Tender 9/20/2024	30,000,000
72,270,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.780%, Mandatory Tender 8/1/2024	72,270,000
38,522,000		San Antonio, TX Electric & Gas System, (Series B), CP, 3.950%, Mandatory Tender 9/20/2024	38,522,000
49,480,000		San Antonio, TX Water System, (Subseries A-1), CP, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, Mandatory Tender 8/16/2024	49,480,000
10,150,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.400%, 6/5/2024	10,150,000
9,910,000		Texas State, Veterans Bonds (Series 2021) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.550%, 6/5/2024	9,910,000
42,670,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.550%, 6/5/2024	42,670,000
23,000,000		Texas Tech University System (The Board of Regents of), Commercial Paper Notes (Series A), CP, 3.600%, Mandatory Tender 6/3/2024	23,000,000
22,060,000		Travis County, TX Housing Finance Corp. (CVIII Chisholm Ranch LLC), BAML 3a-7 (Series BAML 2024-6019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	22,060,000
4,855,000		Travis County, TX Housing Finance Corp. (ML Casa V LP), (Series BAML 3A-7) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	4,855,000
11,750,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	11,750,000
9,000,000		University of North Texas System, (Series B), CPX, 3.750%, Mandatory Tender 6/5/2024	9,000,000
13,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.670%, Mandatory Tender 8/7/2024	13,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.680%, Mandatory Tender 7/17/2024	25,000,000
7,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.480%, Mandatory Tender 10/18/2024	7,000,000
13,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 8/7/2024	13,000,000
13,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 8/7/2024	13,000,000
12,700,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/1/2024	12,700,000
13,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/1/2024	13,000,000
		TOTAL	693,207,957
		Virginia—1.1%
25,100,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.250%, 6/5/2024	25,100,000
3,500,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	3,500,000
7,550,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.440%, 6/5/2024	7,550,000
1,155,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.480%, 6/7/2024	1,155,000
655,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/6/2024	655,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.400%, 6/6/2024	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.400%, 6/6/2024	6,000,000
Annual Financial Statements and Additional Information
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$ 2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 3.390%, 6/6/2024	$ 2,000,000
		TOTAL	50,960,000
		Washington—0.1%
3,000,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 11/1/2024	3,000,000
		West Virginia—1.8%
5,380,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/6/2024	5,380,000
78,200,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/5/2024	78,200,000
		TOTAL	83,580,000
		Wisconsin—0.5%
1,800,000		Pardeeville, WI Area School District TRANs, 5.000%, 8/30/2024	1,802,128
16,322,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	16,322,000
3,450,000		Wilmot, WI Union High School District TRANs, 4.500%, 10/9/2024	3,455,332
		TOTAL	21,579,460
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,725,982,550)	4,725,982,550
		MUNICIPAL BONDS—0.2%
		New York—0.2%
7,000,000		Byron Bergen NY Central School District BANs, 4.100%, 6/13/2025	7,020,860
		Ohio—0.0%
2,300,000		Strongsville, OH BANs, 4.750%, 6/5/2025	2,317,204
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $9,338,064)	9,338,064
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[2]	4,735,320,614
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(55,686,938)
		TOTAL NET ASSETS—100%	$4,679,633,676
At May 31, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
11

In valuing the Fund’s assets as of May 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.021	0.001	0.001	0.012
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.034	0.021	0.001	0.001	0.012
Less Distributions:
Distributions from net investment income	(0.034)	(0.021)	(0.001)	(0.001)	(0.012)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.034)	(0.021)	(0.001)	(0.001)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.49%	2.13%	0.09%	0.06%	1.19%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.15%	0.21%	0.21%
Net investment income	3.44%	2.13%	0.08%	0.06%	1.14%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.15%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,041,573	$2,681,890	$2,374,257	$2,415,796	$4,131,257

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.021	0.001	0.001	0.012
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.034	0.021	0.001	0.001	0.012
Less Distributions:
Distributions from net investment income	(0.034)	(0.021)	(0.001)	(0.001)	(0.012)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.034)	(0.021)	(0.001)	(0.001)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.49%	2.13%	0.09%	0.06%	1.19%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.16%	0.21%	0.21%
Net investment income	3.43%	2.56%	0.12%	0.07%	1.06%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.14%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$366,902	$295,962	$41,546	$18,161	$42,186

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.032	0.019	0.000[2]	0.000[2]	0.009
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
Total From Investment Operations	0.032	0.019	0.000[2]	0.000[2]	0.009
Less Distributions:
Distributions from net investment income	(0.032)	(0.019)	(0.000)[2]	(0.000)[2]	(0.009)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total Distributions	(0.032)	(0.019)	(0.000)[2]	(0.000)[2]	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.23%	1.88%	0.04%	0.01%	0.93%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.46%	0.20%	0.26%	0.46%
Net investment income	3.18%	1.88%	0.03%	0.01%	0.90%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.35%	0.29%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$271,158	$183,977	$161,073	$226,166	$217,345

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$4,735,320,614
Cash	1,652,569
Income receivable	31,261,714
Receivable for shares sold	23,028,947
Total Assets	4,791,263,844
Liabilities:
Payable for investments purchased	98,830,145
Payable for shares redeemed	10,483,758
Income distribution payable	2,042,331
Payable for investment adviser fee (Note 5)	14,728
Payable for administrative fee (Note 5)	9,858
Payable for other service fees (Notes 2 and 5)	14,848
Accrued expenses (Note 5)	234,500
Total Liabilities	111,630,168
Net assets for 4,679,179,820 shares outstanding	$4,679,633,676
Net Assets Consist of:
Paid-in capital	$4,679,160,336
Total distributable earnings (loss)	473,340
Total Net Assets	$4,679,633,676
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$4,041,573,464 ÷ 4,041,181,119 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$366,902,086 ÷ 366,866,377 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$271,158,126 ÷ 271,132,324 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Statement of Operations
Year Ended May 31, 2024

Investment Income:
Interest	$147,005,546
Expenses:
Investment adviser fee (Note 5)	8,053,552
Administrative fee (Note 5)	3,133,366
Custodian fees	118,714
Transfer agent fees	31,823
Directors’/Trustees’ fees (Note 5)	17,517
Auditing fees	30,202
Legal fees	10,239
Portfolio accounting fees	213,515
Other service fees (Notes 2 and 5)	573,161
Share registration costs	286,173
Printing and postage	35,875
Miscellaneous (Note 5)	71,954
TOTAL EXPENSES	12,576,091
Waiver of investment adviser fee (Note 5)	(3,349,388)
Net expenses	9,226,703
Net investment income	137,778,843
Net realized gain on investments	524,686
Change in net assets resulting from operations	$138,303,529
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
17

Statement of Changes in Net Assets

Year Ended May 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,778,843	$64,938,999
Net realized gain (loss)	524,686	(25,652)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	138,303,529	64,913,347
Distributions to Shareholders:
Wealth Shares	(118,032,315)	(57,547,576)
Advisor Shares	(12,447,327)	(4,331,480)
Service Shares	(7,295,894)	(3,104,586)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(137,775,536)	(64,983,642)
Share Transactions:
Proceeds from sale of shares	7,922,360,134	6,991,142,949
Net asset value of shares issued to shareholders in payment of distributions declared	111,801,551	46,173,858
Cost of shares redeemed	(6,516,885,966)	(6,452,292,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,517,275,719	585,024,603
Change in net assets	1,517,803,712	584,954,308
Net Assets:
Beginning of period	3,161,829,964	2,576,875,656
End of period	$4,679,633,676	$3,161,829,964
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
18

Notes to Financial Statements
May 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $3,349,388 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Financial Statements and Additional Information
19

For the year ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$573,161
For the year ended May 31, 2024, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2024		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	6,729,647	$6,729,647	5,645,313	$5,645,313
Shares issued to shareholders in payment of distributions declared	92,705	92,705	39,791	39,791
Shares redeemed	(5,463,124)	(5,463,124)	(5,377,412)	(5,377,412)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,359,228	$1,359,228	307,692	$307,692
	Year Ended 5/31/2024		Year Ended 5/31/2023
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	812,681	$812,681	997,358	$997,358
Shares issued to shareholders in payment of distributions declared	12,446	12,446	4,331	4,331
Shares redeemed	(754,231)	(754,231)	(747,265)	(747,265)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	70,896	$70,896	254,424	$254,424
Annual Financial Statements and Additional Information
20

	Year Ended 5/31/2024		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	380,033	$380,033	348,472	$348,472
Shares issued to shareholders in payment of distributions declared	6,651	6,651	2,052	2,052
Shares redeemed	(299,532)	(299,532)	(327,615)	(327,615)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	87,152	$87,152	22,909	$22,909
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,517,276	$1,517,276	585,025	$585,025
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$137,613,584	$64,703,500
Ordinary income[1]	$161,952	$269,502
Long-term capital gains	$—	$10,640

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,114
Undistributed ordinary income	$343,677
Undistributed long-term capital gains	$128,549
TOTAL	$473,340
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2024, the Adviser voluntarily waived $3,349,388 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2024, FSSC received $5,573 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service
Annual Financial Statements and Additional Information
21

Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,453,460,000 and $1,744,760,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the year ended May 31, 2024, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2024, 33.44% of total ordinary income distributions qualified as business interest income for purposes of 163(j) under the Code and the regulations thereunder.
Annual Financial Statements and Additional Information
22

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Tax-Free Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2024
Annual Financial Statements and Additional Information
23

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
24

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
25

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
26

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
27

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
28

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450528 (7/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
May 31, 2024

Share Class | Ticker	Wealth | TBIXX

Federated Hermes Tax-Free Obligations Fund

A Portfolio of Federated Hermes Money Market Obligations Trust
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.0%
		Alabama—5.3%
$ 44,965,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 4.150%, 6/3/2024	$ 44,965,000
39,465,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 4.150%, 6/3/2024	39,465,000
49,400,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 4.150%, 6/3/2024	49,400,000
8,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 4.150%, 6/3/2024	8,100,000
39,405,000		Huntsville, AL Health Care Authority, (Series 2023-BAML5040) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.460%, 6/6/2024	39,405,000
49,900,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 4.150%, 6/3/2024	49,900,000
15,200,000		Mobile, AL IDB (Alabama Power Co.), (Second Series 2009) Daily VRDNs, 4.000%, 6/3/2024	15,200,000
3,125,000		Southeast Alabama Gas Supply District, (Series 2024-XF1694) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.410%, 6/6/2024	3,125,000
		TOTAL	249,560,000
		Alaska—0.0%
1,720,000		Valdez, AK Marine Terminal (Exxon Pipeline Co.), (Series 1993 A) Daily VRDNs, (Exxon Mobil Corp. GTD), 3.970%, 6/3/2024	1,720,000
		Arizona—2.0%
10,660,000		Arizona State Development Authority (Roers Casa Grande Apartments Owner LLC), Mizuho 3a-7 (Series 2024-MIZ9161) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	10,660,000
6,345,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), Tender Option Bond Trust Certificates (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,345,000
10,045,000		Arizona State IDA (Phoenix Children’s Hospital), (Series 2019B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	10,045,000
4,700,000		Arizona State IDA (Roers Flagstaff Apartment Owner LLC), Mizuho 3a-7 (Series 2023-MIZ9157) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	4,700,000
5,000,000		Arizona State IDA (Roers Maricopa Apartments Owner LLC), Mizuho 3A-7 (Series 2023-MIZ9155) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	5,000,000
15,000,000		Arizona State IDA (Vaseo Apartments LP), Mizuho 3A-7 (Series 2023-MIZ9118) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.270%, 6/3/2024	15,000,000
18,690,000		Maricopa County, AZ, IDA (CG Lakewood Apartments, LLC), BAML (3A-7)(Series 2023-BAML6008) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	18,690,000
13,500,000		Maricopa County, AZ, IDA (ML Casa V LP), BAML (3A-7) (Series 2023-BAML6009) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	13,500,000
9,225,000		Maricopa County, AZ, IDA (Tramonto Apartments LLC), BAML(3A-7)(Series 2023-BAML6007) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	9,225,000
		TOTAL	93,165,000
		Arkansas—0.4%
20,000,000		Springdale, AR Sales & Use Revenue, Tender Option Bond Trust Receipts (Series 2023-XF1559) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.220%, 6/3/2024	20,000,000
		California—9.6%
52,530,000		California Community Choice Financing Authority, Tender Option Bond Trust Certificates (Series 2023-XF3213) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.460%, 6/6/2024	52,530,000
47,715,000		California Health Facilities Financing Authority (CommonSpirit Health), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	47,715,000
4,260,000		California HFA (Residency at Empire I LP), Tender Option Bond Trust Receipts (Series 2023-XF3077) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	4,260,000
3,610,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,610,000
5,000,000		California Municipal Finance Authority (Canoga Ave LP), BAML (3a-7) (Series 2023-BAML6004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.490%, 6/6/2024	5,000,000
10,500,000		California Municipal Finance Authority (Montague Parkway Associates LP), MIZUHO 3A-7 (2020-MIZ9041) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 6/3/2024	10,500,000
11,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.550%, Mandatory Tender 6/6/2024	11,000,000
9,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 3.580%, Mandatory Tender 6/18/2024	9,000,000
Annual Financial Statements and Additional Information
1

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$ 35,865,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008C), CP, 3.650%, Mandatory Tender 9/17/2024	$ 35,865,000
15,270,000		Los Angeles County, CA Housing Authority Multi Family Housing (The Solemint Heights Partnership), MIZUHO 3A-7 (Series 2020-MIZ9039) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 6/3/2024	15,270,000
12,490,000		Los Angeles, CA TRANs, 5.000%, 6/27/2024	12,501,104
21,150,000		River Islands, CA Public Financing Authority (River Islands, CA Public Financing Authority-Community Facilities District No. 2015-1), Tender Option Bond Trust Floater Certificates (Series 2022-MIZ9110) Daily VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd	21,150,000
23,000,000		San Diego, CA Housing Authority (Scripps MRU Owner LP), BAML 3A-7(Series 2023-BAML6003) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.490%, 6/6/2024	23,000,000
11,550,000		San Diego, CA Public Facilities Authority (San Diego, CA), (Series A), CP, (Wells Fargo Bank, N.A. LOC), 3.700%, Mandatory Tender 7/8/2024	11,550,000
75,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	75,000,000
31,600,000		San Francisco, CA City and County (1601 Mariposa Apartments), Mizuho 3a-7 (Series 2022-MIZ9095) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	31,600,000
15,000,000		San Francisco, CA City and County (Block 9 MRU Residential LLC), Mizuho 3a-7 (Series 2023-MIZ9119) Daily VRDNs, (Federal Home Loan Mortgage Corp. GTD)/(Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.200%, 6/3/2024	15,000,000
26,725,000		San Francisco, CA City and County (Transbay Block 8 Tower Apartments Obligated Group), Mizuho 3a-7 (2021-MIZ9063) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	26,725,000
3,625,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (Series 2022-XF1394) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.480%, 6/6/2024	3,625,000
5,000,000		University of California (The Regents of), (Series A), CP, 3.670%, Mandatory Tender 8/13/2024	5,000,000
25,000,000		University of California (The Regents of), (Series A), CP, 3.800%, Mandatory Tender 8/7/2024	25,000,000
3,000,000		University of California (The Regents of), Tender Option Bond Trust Certificates (Series 2023-XX1325) Weekly VRDNs, (Barclays Bank PLC LIQ), 3.380%, 6/6/2024	3,000,000
		TOTAL	447,901,104
		Colorado—0.2%
1,000,000		Denver, CO City & County Department of Aviation, (Series 2022C), 5.000%, 11/15/2024	1,006,220
9,000,000		Denver, CO City and County Board of Water Commissioners, (Series 2023A), CP, (Bank of America N.A. LIQ), 3.500%, Mandatory Tender 9/5/2024	9,000,000
		TOTAL	10,006,220
		Connecticut—0.1%
4,250,000		Colchester, CT BANs, 4.500%, 10/17/2024	4,259,422
2,820,000		Shelton, CT Housing Authority (Crosby Commons), (Series 1998) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.480%, 6/6/2024	2,820,000
		TOTAL	7,079,422
		District of Columbia—0.3%
11,880,000		District of Columbia HFA, BAML (3a-7) (Series 2023-BAML6012) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	11,880,000
		Florida—7.0%
16,240,000		Alachua County, FL Health Facilities Authority (Shands Healthcare), (Series 2008A), CP, (Bank of America N.A. LOC), 3.680%, Mandatory Tender 6/3/2024	16,240,000
15,440,000		Broward County, FL HFA (Landings at Coconut Creek), BAML 3A-7 (Series 2023-BAML6006) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	15,440,000
7,035,000		Broward County, FL HFA (ML Casa V LP), 3A-7 (BAML-6018) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	7,035,000
3,715,000		Broward County, FL Tourist Development Tax Special Revenue, Tender Option Bond Trust Receipts (Series 2023-XL0429) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 6/6/2024	3,715,000
10,315,000		Hillsborough County, FL IDA (Baycare Health System), (Series 2020B) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	10,315,000
30,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 3.590%, Mandatory Tender 6/13/2024	30,960,000
11,900,000		JEA, FL Electric System, (Series 2008 D) Daily VRDNs, (U.S. Bank, N.A. LIQ), 4.200%, 6/3/2024	11,900,000
25,000,000		JEA, FL Electric System, (Series 2008C-3), CP, (Royal Bank of Canada LIQ), 3.700%, Mandatory Tender 7/11/2024	25,000,000
30,445,000		JEA, FL Electric System, (Series Three 2008C-1: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.360%, 6/6/2024	30,445,000
Annual Financial Statements and Additional Information
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$ 11,840,000		JEA, FL Water & Sewer System, (2008 Series B-1: Subordinate Revenue Bonds) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 3.440%, 6/5/2024	$ 11,840,000
14,500,000		Martin County, FL (Florida Power & Light Co.), (Series 2022) Weekly VRDNs, 3.450%, 6/6/2024	14,500,000
14,557,964		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	14,557,964
1,245,000		Miami-Dade County, FL HFA (Superior Manor Phase II LLC), Mizuho 3a-7 (2022-MIZ9087) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	1,245,000
24,875,000		Miami-Dade County, FL HFA (The Village Miami Phase II LLC), MIZUHO 3A-7 (Series 2023-MIZ9137) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	24,875,000
51,875,000		Palm Beach County, FL Health Facilities Authority (Morselife Obligated Group), GOLDEN BLUE 3A-7(Series 2023-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	51,875,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 3.660% (SIFMA 7-day +0.300%), 6/6/2024	16,500,000
36,960,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Weekly VRDNs, 3.500%, 6/5/2024	36,960,000
6,440,000		Tolomato Community Development District, FL, Tender Option Bond Trust Certificates (Series 2022-XL0297) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.480%, 6/6/2024	6,440,000
		TOTAL	329,842,964
		Georgia—3.3%
46,300,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), (Series 2019D) Weekly VRDNs, (Truist Bank LIQ), 3.400%, 6/6/2024	46,300,000
21,875,000		Fulton County, GA Development Authority (Heritage Station Family LLC), Tender Option Bond Trust Receipts (2022-XF2984) Weekly VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	21,875,000
21,700,000		Fulton County, GA Development Authority (Shepherd Center, Inc.), (Series 2009) Weekly VRDNs, (Truist Bank LOC), 3.450%, 6/5/2024	21,700,000
14,000,000		Monroe County, GA Development Authority (Florida Power & Light Co.), Pollution Control Revenue Bonds (First Series 2002) Weekly VRDNs, 3.450%, 6/6/2024	14,000,000
8,000,000		Municipal Electric Authority of Georgia, (Series B), CP, (TD Bank, N.A. LOC), 3.450%, Mandatory Tender 6/5/2024	8,000,000
13,680,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Certificates (Series 2022-XG0417) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 6/6/2024	13,680,000
26,725,000		Municipal Electric Authority of Georgia, Tender Option Bond Trust Receipts (Series 2023-XG0462) Daily VRDNs, (Build America Mutual Assurance INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.220%, 6/3/2024	26,725,000
		TOTAL	152,280,000
		Idaho—0.2%
7,750,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 3.700%, Mandatory Tender 8/1/2024	7,750,000
		Illinois—3.5%
5,685,000		Aurora, IL Economic Development Revenue (Aurora University), (Series 2019) Weekly VRDNs, (BMO Bank, N.A. LOC), 3.370%, 6/6/2024	5,685,000
600,000		Chicago, IL Multi-Family Housing Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Bank, N.A. LOC), 4.620%, 6/6/2024	600,000
6,135,000		Chicago, IL Transit Authority, Tender Option Bond Trust Certificate(Series 2022-XL0425) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.480%, 6/6/2024	6,135,000
4,605,000		Chicago, IL Wastewater Transmission, Tender Option Bond Trust Certificates (2023-ZL0476) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.480%, 6/6/2024	4,605,000
7,500,000		Chicago, IL Water Revenue, Tender Option Bond Trust Certificates (Series 2023-XM1112) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 3.440%, 6/6/2024	7,500,000
6,765,000		Chicago, IL Water Revenue, Tender Option Bond Trust Receipts (2023-XM1118) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.300%, 6/3/2024	6,765,000
7,000,000		Illinois Finance Authority (Advocate Aurora Health), (Series 2008C-2B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.550%, 6/5/2024	7,000,000
55,750,000		Illinois Finance Authority (Carle Foundation), BAML 3A-7 (Series 2023-BAML5045) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.440%, 6/6/2024	55,750,000
6,840,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3A-7 (Series 2024-MIZ9165) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	6,840,000
7,000,000		Illinois Finance Authority (University of Chicago Medical Center Obligated Group), Mizuho 3a-7 (Series 2024-MIZ9167) VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	7,000,000
8,780,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.440%, 6/6/2024	8,780,000
Annual Financial Statements and Additional Information
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Illinois—continued
$ 41,250,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 3.440%, 6/6/2024	$ 41,250,000
6,900,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2022-XL0294) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Build America Mutual Assurance INS), 3.460%, 6/6/2024	6,900,000
		TOTAL	164,810,000
		Indiana—0.8%
12,140,000		Indiana State Finance Authority Environmental (Ispat Inland, Inc.), (Series 2005) Weekly VRDNs, (Cooperatieve Rabobank UA LOC), 3.450%, 6/5/2024	12,140,000
10,700,000		Indiana State Finance Authority Health System (Franciscan Alliance, Inc.), (Series 2008I) Daily VRDNs, (Barclays Bank PLC LOC), 4.000%, 6/3/2024	10,700,000
15,100,000		Indiana State Finance Authority Hospital Revenue (Parkview Health System Obligated Group), (Series 2009D) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	15,100,000
		TOTAL	37,940,000
		Iowa—0.4%
3,980,000		Iowa Finance Authority - Health Facilities (UnityPoint Health), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	3,980,000
14,000,000		Iowa Finance Authority (UnityPoint Health), Barclays 3a-7 (Series 2024-FR-RI-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	14,000,000
		TOTAL	17,980,000
		Kentucky—0.6%
16,435,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.640%, 6/7/2024	16,435,000
11,785,000		Kentucky Economic Development Finance Authority (Madonna Manor, Inc.), BAML 3a-7 (Series 2023-BAML 5038) TOBs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.610%, Optional Tender 7/25/2024	11,785,000
		TOTAL	28,220,000
		Louisiana—5.2%
20,000,000		Louisiana Public Facilities Authority (Louisiana Children’s Medical Center), (Series 2023-BAML5041) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	20,000,000
54,460,000		Louisiana State Gas & Fuels Second Lien, (Series 2023 A-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	54,460,000
5,360,717		Louisiana State Housing Corp. (Peace Lake Louisiana Tower Community, LP), MIZUHO 3A-7 (Series 2020-MIZ9053) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,360,717
40,000,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.580%, 6/5/2024	40,000,000
122,705,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.650%, 6/5/2024	122,705,000
		TOTAL	242,525,717
		Maryland—2.4%
8,575,000		Maryland Health and Higher Educational Facilities Authority (Integrace Obligated Group), 3a-7 Credit Enhanced Trust (Series 2022-024) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	8,575,000
27,000,000		Maryland State Economic Development Corp. (929 N Wolfe Street LLC), Tender Option Bond Trust Receipts (Series 2022-XF3015) Weekly VRDNs, (Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	27,000,000
21,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs, (TD Bank, N.A. LOC), 3.540%, 6/5/2024	21,300,000
3,800,000		Maryland State Stadium Authority (Baltimore City Public School Construction Financing Fund), RBC Muni Products (Series 2023 G-122) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.390%, 6/6/2024	3,800,000
20,910,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.750%, Mandatory Tender 6/3/2024	20,910,000
28,935,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 3.750%, Mandatory Tender 9/3/2024	28,935,000
		TOTAL	110,520,000
		Massachusetts—0.4%
13,200,000		Massachusetts Development Finance Agency (Residences at Fifty West Broadway LLC), BAML 3A-7 (Series 2023-BAML6005) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.510%, 6/6/2024	13,200,000
7,600,000		Massachusetts Water Resources Authority, (Series 2016), CP, (TD Bank, N.A. LOC), 3.650%, Mandatory Tender 6/13/2024	7,600,000
		TOTAL	20,800,000
		Michigan—1.5%
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Receipts (Series 2018-XF2650) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program COL), 3.460%, 6/6/2024	4,000,000
4,800,000		Lansing, MI, Tender Option Bond Trust Certificates (Series 2023-XG0499) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LOC), 3.480%, 6/6/2024	4,800,000
21,200,000		Michigan State Building Authority, (Series III) VRENs, 3.460%, 6/3/2024	21,200,000
Annual Financial Statements and Additional Information
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$ 14,060,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.750%, Mandatory Tender 6/3/2024	$ 14,060,000
21,685,000		Michigan State Finance Authority (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 3.750%, Mandatory Tender 9/3/2024	21,685,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Receipts(Series 2018-XF2651) Weekly VRDNs, (Bank of America N.A. LIQ)/(Michigan School Bond Qualification and Loan Program GTD), 3.460%, 6/6/2024	4,000,000
		TOTAL	69,745,000
		Minnesota—0.9%
3,900,000		Bloomington, MN (Bristol Village Apartments), BAML 3A-7 (Series 2023-BAML6016) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	3,900,000
24,627,273		Dakota County, MN Community Development Agency, Tender Option Bond Trust Certificates (Series 2022-XF3050) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	24,627,273
15,000,000		Rochester, MN Health Care Facility Authority (Mayo Clinic), (Series 2014), CP, 3.650%, Mandatory Tender 7/16/2024	15,000,000
		TOTAL	43,527,273
		Mississippi—1.1%
9,500,000		Mississippi Business Finance Corp. (Florida Power & Light Co.), (1st Series 2019) Weekly VRDNs, 3.550%, 6/5/2024	9,500,000
2,160,000		Mississippi Business Finance Corp. (Tri-State Truck Center, Inc.), (Series 2008) Weekly VRDNs, (Regions Bank LOC), 3.560%, 6/6/2024	2,160,000
8,565,000		Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Healthcare), BAML 3A-7 (Series 2023-BAML5026) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	8,565,000
30,600,000		Perry County, MS (Leaf River Cellulose LLC), (Series 2021) Weekly VRDNs, (Georgia-Pacific LLC GTD), 3.370%, 6/6/2024	30,600,000
		TOTAL	50,825,000
		Missouri—0.7%
7,000,000		Kansas City, MO IDA (Paige Point Townhomes), MIZUHO 3A-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	7,000,000
959,002		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	959,002
3,301,288		Lees Summit, MO IDA (EPD3 Ashbrooke LP), (Series 2020 MIZ9055) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,301,288
2,220,000		Missouri State Health and Educational Facilities Authority Health Facilities (SSM Healthcare), (Series G-121) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 6/3/2024	2,220,000
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.410%, 6/6/2024	10,000,000
10,000,000		St. Louis County, MO IDA (Hawkins Village Associates LLC), Mizuho 3A-7 (Series 2023-MIZ9153) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	10,000,000
		TOTAL	33,480,290
		Montana—0.1%
3,990,000		Montana State Board of Housing (Butte Affordable Housing Solutions LP), Mizuho 3A-7 (Series 2020-MIZ9027) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,990,000
		Multi-State—6.6%
116,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Societe Generale, Paris LIQ), 3.420%, 6/6/2024	116,000,000
79,200,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series C) Weekly VRDPs, (Societe Generale, Paris LIQ), 3.420%, 6/6/2024	79,200,000
88,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) MuniFund Preferred Shares Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 3.420%, 6/6/2024	88,400,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) MuniFund Preferred Shares Weekly VRDPs, (Barclays Bank PLC LIQ), 3.410%, 6/6/2024	25,000,000
		TOTAL	308,600,000
		Nebraska—0.5%
21,600,000		Washington County, NE (Cargill, Inc.), (Series 2010) Weekly VRDNs, 3.390%, 6/6/2024	21,600,000
		New Hampshire—0.6%
5,500,000		National Finance Authority, NH (Novant Health Obligated Group), (Series 2024C) Weekly VRDNs, (Truist Bank LOC), 3.470%, 6/6/2024	5,500,000
Annual Financial Statements and Additional Information
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Hampshire—continued
$ 22,140,000
National Finance Authority, NH (University Hospitals Home Care, Inc.), Morgan Stanley 3a-7 (Series 2024-MS0023) TOBs,
(Morgan Stanley Bank, N.A. LIQ)/(Morgan Stanley Bank, N.A. LOC), 3.660%, Optional Tender 6/20/2024
			$ 22,140,000
		TOTAL	27,640,000
		New Jersey—5.0%
7,000,000		Bogota, NJ BANs, 4.000%, 4/11/2025	7,005,737
6,243,300		Bound Brook Borough, NJ BANs, 4.250%, 9/13/2024	6,249,648
18,000,000		Carteret, NJ BANs, 4.000%, 5/30/2025	18,051,735
11,805,000		Clark Township, NJ BANs, 4.250%, 8/16/2024	11,815,619
6,692,000		Essex Fells, NJ BANs, 4.750%, 6/6/2024	6,692,667
1,672,000		Fairfield Township, NJ BANs, 4.250%, 6/11/2024	1,672,246
5,121,000		Fairfield Township, NJ BANs, 4.500%, 3/7/2025	5,137,592
3,614,000		Fairfield Township, NJ BANs, 4.500%, 6/11/2024	3,614,479
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.480%, 6/6/2024	20,940,000
1,825,000		Haddonfield, NJ BANs, 4.500%, 2/7/2025	1,829,819
1,619,617		Harding Township, NJ BANs, 4.500%, 8/16/2024	1,621,232
4,840,000		Hightstown Borough, NJ BANs, 4.250%, 6/27/2024	4,841,070
4,000,000		Holmdel Township, NJ BANs, 4.500%, 9/23/2024	4,005,136
7,000,000		Kearny, NJ BANs, 4.250%, 9/27/2024	7,006,542
8,630,000		Kenilworth, NJ BANs, 4.000%, 2/28/2025	8,645,413
3,347,676		Mountain Lakes, NJ BANs, 4.500%, 10/11/2024	3,351,732
35,000,000		New Jersey Housing & Mortgage Finance Agency, Barclays 3a-7 Credit Enhanced (Series 2024-001) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	35,000,000
1,129,200		New Milford, NJ BANs, 4.250%, 12/13/2024	1,130,646
7,040,100		North Plainfield, NJ BANs, 4.750%, 11/27/2024	7,065,234
7,149,000		Norwood, NJ BANs, 4.500%, 7/12/2024	7,153,393
6,100,000		Old Bridge Township, NJ BANs, 4.000%, 9/13/2024	6,103,357
7,993,236		Palisades Park, NJ BANs, 4.000%, 3/13/2025	8,011,260
3,677,877		Ridgefield, NJ BANs, 4.500%, 7/16/2024	3,679,198
8,621,987		Riverdale Borough, NJ BANs, 4.250%, 3/4/2025	8,634,489
4,721,525		Riverside Township, NJ BANs, 4.250%, 2/6/2025	4,727,123
9,563,000		Saddle Brook Township, NJ BANs, 4.250%, 5/9/2025	9,589,685
4,779,500		Spotswood, NJ, (Series A) BANs, 4.250%, 5/14/2025	4,794,764
5,131,000		Summit, NJ BANs, 4.750%, 7/18/2024	5,134,195
10,385,000		Upper Saddle River, NJ BANs, 4.000%, 10/15/2024	10,400,074
5,476,000		Vernon Township, NJ BANs, 4.250%, 8/23/2024	5,478,801
5,000,000		Waldwick, NJ BANs, 5.000%, 10/10/2024	5,014,602
		TOTAL	234,397,488
		New Mexico—0.1%
6,465,000		New Mexico State Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Barclays 3a-7 Credit Enhanced (Series 2022-034) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	6,465,000
		New York—6.7%
4,560,000		Dundee, NY Central School District BANs, 4.500%, 6/21/2024	4,561,559
4,000,000		Dutchess County , NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2024-002) VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	4,000,000
10,000,000		Dutchess County , NY Local Development Corp. (Bard College), Barclays 3a-7 Credit Enhanced (Series 2023-008) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.610%, 6/6/2024	10,000,000
7,610,000		Forestville, NY Central School District BANs, 4.500%, 7/10/2024	7,614,757
1,680,000		Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), (Subseries 2008A-1) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	1,680,000
8,340,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Certificates(Series 2022-XX1236) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Barclays Bank PLC LIQ), 3.480%, 6/6/2024	8,340,000
Annual Financial Statements and Additional Information
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$ 6,705,000		Monroe Village, NY BANs, 4.500%, 11/20/2024	$ 6,721,952
14,000,000		New Hartford, NY Central School District BANs, 4.500%, 6/28/2024	14,006,058
3,445,000		New Windsor, NY BANs, 4.500%, 6/28/2024	3,446,687
8,300,000		New York City Housing Development Corp., (Series L-1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.390%, 6/6/2024	8,300,000
23,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs, (UBS AG LIQ), 4.000%, 6/3/2024	23,000,000
8,275,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	8,275,000
10,000,000		New York City, NY Transitional Finance Authority, (Series 2023-MS0019) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.510%, Optional Tender 6/20/2024	10,000,000
5,000,000		New York City, NY Transitional Finance Authority, (Subseries A2) Daily VRDNs, (UBS AG LIQ), 4.000%, 6/3/2024	5,000,000
10,840,000		New York City, NY, (Series 2015F-6) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.050%, 6/3/2024	10,840,000
6,725,000		New York City, NY, (Subseries B-5) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 6/3/2024	6,725,000
6,170,000		New York City, NY, (Subseries D-4) Daily VRDNs, (TD Bank, N.A. LOC), 4.000%, 6/3/2024	6,170,000
12,985,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 4.000%, 6/3/2024	12,985,000
3,120,000		New York State Dormitory Authority (Blythedale Children’s Hospital), (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 3.380%, 6/6/2024	3,120,000
83,795,000		New York State HFA (42nd and 10th Street Associates LLC), 3A-7 HIGH GRADE TRUST (Series 2022-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.710%, 6/6/2024	83,795,000
4,150,000		New York State HFA (600 West 42nd Street), (2009 Series A) Weekly VRDNs, (Federal National Mortgage Association LOC), 3.380%, 6/5/2024	4,150,000
2,850,000		New York State Thruway Authority, Tender Option Bond Certificates (Series 2022-XL0312) Weekly VRDNs, (Wells Fargo Bank, N.A. LIQ), 3.510%, 6/6/2024	2,850,000
15,000,000		New York State Urban Development Corp. (New York State), MS 3A-7(Series 2023-MS0021) TOBs, (Morgan Stanley Bank, N.A. LIQ), 3.510%, Optional Tender 6/6/2024	15,000,000
23,900,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Royal Bank of Canada LIQ), 3.410%, 6/6/2024	23,900,000
3,973,835		Runnemede, NJ BANs, 4.500%, 6/20/2024	3,975,024
20,000,000		Troy, NY Enlarged CSD BANs, 5.000%, 6/7/2024	20,003,630
5,171,000		Webutuck (Northeast), NY Central School District BANs, 4.750%, 6/21/2024	5,173,586
		TOTAL	313,633,253
		North Carolina—0.6%
15,000,000		North Carolina Turnpike Authority, Tender Option Bond Trust Receipts(Series 2024-XG0547) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.530%, 6/6/2024	15,000,000
8,000,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001A) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	8,000,000
5,065,000		University of North Carolina at Chapel Hill (University of North Carolina Hospitals), (Series 2001B) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	5,065,000
		TOTAL	28,065,000
		Ohio—6.0%
6,250,000		Athens, OH City School District BANs, 4.750%, 6/3/2024	6,250,311
3,600,000		Centerville, OH BANs, 4.250%, 4/9/2025	3,616,601
5,450,000		Dayton-Montgomery County, OH Port Authority (Troy Care 2015 LLC/Senior Living Troy Obligated Group), (Series 2024-YX1330) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.460%, 6/6/2024	5,450,000
13,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 3.700%, Mandatory Tender 8/1/2024	13,000,000
34,080,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corp.), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 3.220%, 6/6/2024	34,080,000
17,473,000		Huber Heights, OH BANs, 4.875%, 11/7/2024	17,514,867
3,475,000		Lake County, OH, (Series B) BANs, 4.125%, 12/19/2024	3,482,824
4,250,000		Lakewood, OH BANs, 4.125%, 4/15/2025	4,270,532
3,800,000		Lebanon, OH BANs, 4.125%, 2/5/2025	3,811,827
4,285,000		Lorain County, OH, (Series B) BANs, 4.375%, 5/1/2025	4,299,116
1,025,000		Lorain County, OH, (Series B) BANs, 5.000%, 12/7/2024	1,029,573
Annual Financial Statements and Additional Information
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$ 2,000,000		Lucas County, OH BANs, 4.375%, 10/11/2024	$ 2,002,597
32,000,000		Middletown, OH (Premier Health Partners Obligated Group), (Series BAML-3A7) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	32,000,000
6,500,000		Montgomery, OH BANs, 4.500%, 6/12/2024	6,501,126
7,155,000		Newark, OH BANs, 4.625%, 9/21/2024	7,167,086
2,521,000		North Canton, OH City School District BANs, 4.625%, 7/23/2024	2,524,827
4,438,000		North Canton, OH City School District BANs, 4.625%, 7/23/2024	4,444,213
3,400,000		North Olmsted, OH BANs, 4.750%, 6/26/2024	3,401,898
5,725,000		North Ridgeville, OH CSD BANs, 4.625%, 9/19/2024	5,733,404
25,300,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2008 B-6), CP, 3.600%, Mandatory Tender 6/3/2024	25,300,000
6,020,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 4.000%, 6/3/2024	6,020,000
5,650,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series B-5), CP, 3.580%, Mandatory Tender 6/18/2024	5,650,000
30,000,000		Ohio State Hospital Revenue (Cleveland Clinic), BAML (3A-7) (Series 2023-BAML5044) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	30,000,000
4,285,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc. Obligated Group), (Series C-18) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.400%, 6/6/2024	4,285,000
31,395,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	31,395,000
15,000,000		Ohio State Water Development Authority, CP, (TD Bank, N.A. LIQ), 3.550%, Mandatory Tender 6/5/2024	15,000,000
4,800,000		Strongsville, OH BANs, 4.500%, 6/7/2024	4,800,607
		TOTAL	283,031,409
		Oklahoma—0.1%
3,100,000		Oklahoma HFA (Steele Duncan Plaza, LLC), MIZUHO 3A-7 (Series 2022-MIZ9103) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,100,000
		Oregon—0.2%
10,189,000		Oregon State Department of Transportation, (Series A-1), CP, (Wells Fargo Bank, N.A. LOC), 3.630%, Mandatory Tender 6/5/2024	10,189,000
		Pennsylvania—1.7%
6,400,000		Allegheny County, PA Hospital Development Authority (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.600%, 6/6/2024	6,400,000
21,195,000		Central Bradford Progress Authority, PA (Guthrie Clinic), BAML 3A-7 (Series 2024-BAML 5049) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	21,195,000
1,890,000		Chester County, PA HEFA (Tel Hai Obligated Group Project), (Series of 2009) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.460%, 6/6/2024	1,890,000
11,995,000		Pennsylvania State Higher Education Facilities Authority (Foundation for Indiana University of Pennsylvania), RBC Muni Products (E-75) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 7/1/2024	11,995,000
12,605,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Receipts (Series 2022-ZL0364) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.510%, 6/6/2024	12,605,000
970,564		Philadelphia, PA Authority for Industrial Development (Susquehanna Net Zero Housing, LP), Mizuho 3A-7 (2020-MIZ9051) VRENs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC), 3.710%, 6/6/2024	970,564
9,505,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority Parking System, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 3.350%, 6/6/2024	9,505,000
14,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 3.440%, 6/6/2024	14,000,000
		TOTAL	78,560,564
		Rhode Island—0.3%
14,000,000		Cranston, RI, (Series 1) BANs, 4.250%, 8/21/2024	14,015,429
		South Carolina—0.7%
16,160,000		South Carolina Jobs-EDA (B&C Multi-County Business Park), BAML 3a-7 (Series 2024-BAML6020) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	16,160,000
2,000,000		South Carolina Jobs-EDA (BTH Greenville I LLC), Tender Option Bond Trust Certificates (Series 2022-XF3075) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	2,000,000
Annual Financial Statements and Additional Information
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		South Carolina—continued
$ 4,700,000		South Carolina State Public Service Authority (Santee Cooper), (Series A), CP, (Barclays Bank PLC LOC), 3.580%, Mandatory Tender 6/5/2024	$ 4,700,000
9,000,000		South Carolina State Public Service Authority, Tender Option Bond Trust Certificates (Series 2022-XL0313) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.480%, 6/6/2024	9,000,000
		TOTAL	31,860,000
		Tennessee—7.6%
14,190,000		Blount County, TN Public Building Authority (Knox County, TN), (Series C-3-A) Weekly VRDNs, (Truist Bank LIQ), 3.460%, 6/6/2024	14,190,000
12,600,000		Blount County, TN Public Building Authority (Monroe County, TN), (Series E-7-A) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/5/2024	12,600,000
34,000,000		Johnson City, TN Health & Education Facilities Board (Ballad Health), (Series 2022B) Weekly VRDNs, (Truist Bank LOC), 3.440%, 6/6/2024	34,000,000
12,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.800%, Mandatory Tender 6/5/2024	12,000,000
50,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.800%, Mandatory Tender 7/1/2024	50,000,000
15,000,000		Metropolitan Government Nashville & Davidson County, TN (Metropolitan Government Nashville & Davidson County, TN Water & Sewer), (Series 2022A), CP, (TD Bank, N.A. LOC), 3.850%, Mandatory Tender 6/3/2024	15,000,000
3,920,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Ewing Heights, LP), Mizuho 3A-7 (Series 2024-MIZ9163) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,920,000
1,100,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, N.A. LOC), 3.640%, 6/7/2024	1,100,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.800%, Mandatory Tender 6/3/2024	25,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.800%, Mandatory Tender 6/3/2024	25,000,000
25,000,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/29/2024	25,000,000
28,600,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), CPX, 3.900%, Mandatory Tender 7/29/2024	28,600,000
40,000,000		Metropolitan Government Nashville & Davidson County, TN, (Series 2024), CP, 3.650%, Mandatory Tender 7/8/2024	40,000,000
7,000,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/6/2024	7,000,000
5,000,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 4.250%, 6/3/2024	5,000,000
21,925,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008B) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 4.250%, 6/3/2024	21,925,000
36,615,000		Sullivan County, TN Health Educational & Housing Facilities Board (Wellmont Health System), BAML 3A-7(Series 2023-BAML5024) Daily VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 4.210%, 6/3/2024	36,615,000
		TOTAL	356,950,000
		Texas—14.8%
5,680,000		Brazos County, TX Housing Finance Corp. (Bryan Leased Housing Associates), Tender Option Bond Trust Certificates (Series 2023-XF3129) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	5,680,000
9,000,000		Capital Area Housing Finance Corp., TX (Madison at Dell Ranch Apartments), BAML 3A-7(Series 2023-BAML6015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	9,000,000
7,205,000		Capital Area Housing Finance Corp., TX (MLVI Martha’s Vineyard Apartments, LLC), (Series 2023-BAML6013) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.490%, 6/6/2024	7,205,000
58,000,000		Dallas-Fort Worth, TX International Airport, (Series II), CPX, 4.000%, Mandatory Tender 7/2/2024	58,000,957
3,060,000		El Paso, TX Housing Finance Corp., Mizuho 3A-7 (2022-MIZ9104) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,060,000
3,800,000		El Paso, TX Water & Sewer Revenue, RBC Muni Products (G-124) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 9/3/2024	3,800,000
22,030,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Barclays 3a-7 (Series 2022-006) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 3.660%, 6/6/2024	22,030,000
20,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Subseries 2009C-1), CP, 4.050%, Mandatory Tender 6/3/2024	20,000,000
5,500,000		Harris County, TX Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), (Series 2015-3) Weekly VRDNs, (TD Bank, N.A. LOC), 3.350%, 6/5/2024	5,500,000
5,000,000		Harris County, TX Education Facilities Finance Corp. (Methodist Hospital, Harris County, TX), (Series 2020B) Daily VRDNs, 4.100%, 6/3/2024	5,000,000
15,000,000		Las Varas, TX Public Facility Corp. (Roers San Antonio Apartments Owner I LP), Mizuho 3A-7 (Series 2024-MIZ9158) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	15,000,000
Annual Financial Statements and Additional Information
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$ 4,615,000		North Fort Bend, TX Water Authority, Tender Option Bond Trust Certificates (Series 2022-XL0422) Weekly VRDNs, (Build America Mutual Assurance INS)/(Wells Fargo Bank, N.A. LIQ), 3.470%, 6/6/2024	$ 4,615,000
3,650,000		Northeast TX Housing Finance Corp, Mizuho 3A-7 (Series 2022-MIZ9116) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	3,650,000
10,000,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2010A) Weekly VRDNs, (TotalEnergies SE GTD), 3.450%, 6/5/2024	10,000,000
7,600,000		Port Arthur Navigation District, TX IDC (TOTAL Petrochemicals & Refining USA, Inc.), (Series 2012B) Weekly VRDNs, (TotalEnergies SE GTD), 3.400%, 6/5/2024	7,600,000
11,700,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Daily VRDNs, 4.700%, 6/3/2024	11,700,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals & Refining USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (TotalEnergies SE GTD), 3.400%, 6/5/2024	41,000,000
40,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.500%, Mandatory Tender 10/18/2024	40,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.750%, Mandatory Tender 9/20/2024	30,000,000
72,270,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 3.780%, Mandatory Tender 8/1/2024	72,270,000
38,522,000		San Antonio, TX Electric & Gas System, (Series B), CP, 3.950%, Mandatory Tender 9/20/2024	38,522,000
49,480,000		San Antonio, TX Water System, (Subseries A-1), CP, (JPMorgan Chase Bank, N.A. LIQ), 3.800%, Mandatory Tender 8/16/2024	49,480,000
10,150,000		Texas State, Veterans Bonds (Series 2020) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.400%, 6/5/2024	10,150,000
9,910,000		Texas State, Veterans Bonds (Series 2021) Weekly VRDNs, (Federal Home Loan Bank of Dallas LIQ), 3.550%, 6/5/2024	9,910,000
42,670,000		Texas State, Veterans Bonds (Series 2022) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 3.550%, 6/5/2024	42,670,000
23,000,000		Texas Tech University System (The Board of Regents of), Commercial Paper Notes (Series A), CP, 3.600%, Mandatory Tender 6/3/2024	23,000,000
22,060,000		Travis County, TX Housing Finance Corp. (CVIII Chisholm Ranch LLC), BAML 3a-7 (Series BAML 2024-6019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	22,060,000
4,855,000		Travis County, TX Housing Finance Corp. (ML Casa V LP), (Series BAML 3A-7) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.480%, 6/6/2024	4,855,000
11,750,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	11,750,000
9,000,000		University of North Texas System, (Series B), CPX, 3.750%, Mandatory Tender 6/5/2024	9,000,000
13,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.670%, Mandatory Tender 8/7/2024	13,000,000
25,000,000		University of Texas System (The Board of Regents of) - Permanent University Fund, (Series A), CP, 3.680%, Mandatory Tender 7/17/2024	25,000,000
7,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.480%, Mandatory Tender 10/18/2024	7,000,000
13,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 8/7/2024	13,000,000
13,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 8/7/2024	13,000,000
12,700,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/1/2024	12,700,000
13,000,000		University of Texas System (The Board of Regents of), (Series A), CP, 3.550%, Mandatory Tender 7/1/2024	13,000,000
		TOTAL	693,207,957
		Virginia—1.1%
25,100,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018A) Weekly VRDNs, (TD Bank, N.A. LIQ), 3.250%, 6/5/2024	25,100,000
3,500,000		Albemarle County, VA Economic Development Authority (Sentara Health Systems Obligation Group), (Series 2018B) Daily VRDNs, (TD Bank, N.A. LIQ), 4.000%, 6/3/2024	3,500,000
7,550,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 3.440%, 6/5/2024	7,550,000
1,155,000		Fairfax County, VA EDA (Young Men’s Christian Association of Metropolitan Washington), (Series 2001) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo LOC), 3.480%, 6/7/2024	1,155,000
655,000		Lynchburg, VA Economic Development Authority (Centra Health Obligated Group), (Series 2017C) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/6/2024	655,000
5,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-19) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.400%, 6/6/2024	5,000,000
6,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series C-20) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.400%, 6/6/2024	6,000,000
Annual Financial Statements and Additional Information
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—continued
$ 2,000,000		University of Virginia (The Rectors and Visitors of), Solar Eclipse (Series 2017-0017) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 3.390%, 6/6/2024	$ 2,000,000
		TOTAL	50,960,000
		Washington—0.1%
3,000,000		Central Puget Sound, WA Regional Transit Authority, RBC Muni Products (G-123) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 3.560%, Optional Tender 11/1/2024	3,000,000
		West Virginia—1.8%
5,380,000		West Virginia State Hospital Finance Authority (Cabell Huntington Hospital), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.460%, 6/6/2024	5,380,000
78,200,000		West Virginia State Hospital Finance Authority (Charleston Area Medical Center, Inc.), (Series 2008A) Weekly VRDNs, (Truist Bank LOC), 3.480%, 6/5/2024	78,200,000
		TOTAL	83,580,000
		Wisconsin—0.5%
1,800,000		Pardeeville, WI Area School District TRANs, 5.000%, 8/30/2024	1,802,128
16,322,000		Public Finance Authority, WI (Agape Meadowcreek, Inc.), Tender Option Bond Trust Floater Certificates (Series 2022-XF3026) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.710%, 6/6/2024	16,322,000
3,450,000		Wilmot, WI Union High School District TRANs, 4.500%, 10/9/2024	3,455,332
		TOTAL	21,579,460
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,725,982,550)	4,725,982,550
		MUNICIPAL BONDS—0.2%
		New York—0.2%
7,000,000		Byron Bergen NY Central School District BANs, 4.100%, 6/13/2025	7,020,860
		Ohio—0.0%
2,300,000		Strongsville, OH BANs, 4.750%, 6/5/2025	2,317,204
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $9,338,064)	9,338,064
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[2]	4,735,320,614
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(55,686,938)
		TOTAL NET ASSETS—100%	$4,679,633,676
At May 31, 2024, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
11

In valuing the Fund’s assets as of May 31, 2024, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PLC	—Public Limited Company
SIFMA	—Securities Industry and Financial Markets Association
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended May 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income[1]	0.034	0.021	0.001	0.001	0.012
Net realized gain (loss)	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.034	0.021	0.001	0.001	0.012
Less Distributions:
Distributions from net investment income	(0.034)	(0.021)	(0.001)	(0.001)	(0.012)
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.034)	(0.021)	(0.001)	(0.001)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	3.49%	2.13%	0.09%	0.06%	1.19%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%	0.15%	0.21%	0.21%
Net investment income	3.44%	2.13%	0.08%	0.06%	1.14%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.15%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,041,573	$2,681,890	$2,374,257	$2,415,796	$4,131,257

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
The financial highlights of the Advisor Shares and Service Shares are presented separately.
Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
May 31, 2024

Assets:
Investment in securities, at amortized cost and fair value	$4,735,320,614
Cash	1,652,569
Income receivable	31,261,714
Receivable for shares sold	23,028,947
Total Assets	4,791,263,844
Liabilities:
Payable for investments purchased	98,830,145
Payable for shares redeemed	10,483,758
Income distribution payable	2,042,331
Payable for investment adviser fee (Note 5)	14,728
Payable for administrative fee (Note 5)	9,858
Payable for other service fees (Notes 2 and 5)	14,848
Accrued expenses (Note 5)	234,500
Total Liabilities	111,630,168
Net assets for 4,679,179,820 shares outstanding	$4,679,633,676
Net Assets Consist of:
Paid-in capital	$4,679,160,336
Total distributable earnings (loss)	473,340
Total Net Assets	$4,679,633,676
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Wealth Shares:
$4,041,573,464 ÷ 4,041,181,119 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$366,902,086 ÷ 366,866,377 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$271,158,126 ÷ 271,132,324 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Operations
Year Ended May 31, 2024

Investment Income:
Interest	$147,005,546
Expenses:
Investment adviser fee (Note 5)	8,053,552
Administrative fee (Note 5)	3,133,366
Custodian fees	118,714
Transfer agent fees	31,823
Directors’/Trustees’ fees (Note 5)	17,517
Auditing fees	30,202
Legal fees	10,239
Portfolio accounting fees	213,515
Other service fees (Notes 2 and 5)	573,161
Share registration costs	286,173
Printing and postage	35,875
Miscellaneous (Note 5)	71,954
TOTAL EXPENSES	12,576,091
Waiver of investment adviser fee (Note 5)	(3,349,388)
Net expenses	9,226,703
Net investment income	137,778,843
Net realized gain on investments	524,686
Change in net assets resulting from operations	$138,303,529
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

Year Ended May 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$137,778,843	$64,938,999
Net realized gain (loss)	524,686	(25,652)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	138,303,529	64,913,347
Distributions to Shareholders:
Wealth Shares	(118,032,315)	(57,547,576)
Advisor Shares	(12,447,327)	(4,331,480)
Service Shares	(7,295,894)	(3,104,586)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(137,775,536)	(64,983,642)
Share Transactions:
Proceeds from sale of shares	7,922,360,134	6,991,142,949
Net asset value of shares issued to shareholders in payment of distributions declared	111,801,551	46,173,858
Cost of shares redeemed	(6,516,885,966)	(6,452,292,204)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,517,275,719	585,024,603
Change in net assets	1,517,803,712	584,954,308
Net Assets:
Beginning of period	3,161,829,964	2,576,875,656
End of period	$4,679,633,676	$3,161,829,964
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
16

Notes to Financial Statements
May 31, 2024
1. ORGANIZATION
Federated Hermes Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 16 portfolios. The financial statements included herein are only those of Federated Hermes Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) may impose a discretionary liquidity fee of up to 2% of the value of the shares redeemed, if the Fund’s Board of Trustees (the “Trustees”), or its delegate, determines such liquidity fee is in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Trustees have designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $3,349,388 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
Annual Financial Statements and Additional Information
17

For the year ended May 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$573,161
For the year ended May 31, 2024, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2024		Year Ended 5/31/2023
Wealth Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	6,729,647	$6,729,647	5,645,313	$5,645,313
Shares issued to shareholders in payment of distributions declared	92,705	92,705	39,791	39,791
Shares redeemed	(5,463,124)	(5,463,124)	(5,377,412)	(5,377,412)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	1,359,228	$1,359,228	307,692	$307,692
	Year Ended 5/31/2024		Year Ended 5/31/2023
Advisor Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	812,681	$812,681	997,358	$997,358
Shares issued to shareholders in payment of distributions declared	12,446	12,446	4,331	4,331
Shares redeemed	(754,231)	(754,231)	(747,265)	(747,265)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	70,896	$70,896	254,424	$254,424
Annual Financial Statements and Additional Information
18

	Year Ended 5/31/2024		Year Ended 5/31/2023
Service Shares:	Shares (000’s omitted)	Amount (000’s omitted)	Shares (000’s omitted)	Amount (000’s omitted)
Shares sold	380,033	$380,033	348,472	$348,472
Shares issued to shareholders in payment of distributions declared	6,651	6,651	2,052	2,052
Shares redeemed	(299,532)	(299,532)	(327,615)	(327,615)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	87,152	$87,152	22,909	$22,909
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,517,276	$1,517,276	585,025	$585,025
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2024 and 2023, was as follows:
	2024	2023
Tax-exempt income	$137,613,584	$64,703,500
Ordinary income[1]	$161,952	$269,502
Long-term capital gains	$—	$10,640

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$1,114
Undistributed ordinary income	$343,677
Undistributed long-term capital gains	$128,549
TOTAL	$473,340
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended May 31, 2024, the Adviser voluntarily waived $3,349,388 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended May 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2024, FSSC received $5,573 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service
Annual Financial Statements and Additional Information
19

Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2024, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,453,460,000 and $1,744,760,000, respectively. Net realized gain/loss recognized on these transactions was $0.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the year ended May 31, 2024, the program was not utilized.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2024, 33.44% of total ordinary income distributions qualified as business interest income for purposes of 163(j) under the Code and the regulations thereunder.
Annual Financial Statements and Additional Information
20

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Money Market Obligations Trust and the Shareholders of Federated Hermes Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Federated Hermes Tax-Free Obligations Fund (the Fund), a portfolio of Federated Hermes Money Market Obligations Trust, including the portfolio of investments, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
July 23, 2024
Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Tax-Free Obligations Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the 1940 Act. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
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considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year period ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
24

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
25

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
26

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Tax-Free Obligations Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund: Not Applicable.

Federated Hermes Tax-Free Obligations Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal Obligations Fund:The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Tax-Free Obligations Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes To Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not applicable.

(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Money Market Obligations Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024